                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 13               X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 12                              X

                        (Check appropriate box or boxes.)

The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

604 McKnight Park Drive, Pittsburgh, PA              15237
(Address of Principal Executive Offices)         Zip Code)

Registrant's Telephone Number(including Area Code) (412) 367-9076

J.Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237 (Name and Address of Agent for Services)

Copies to Thomas Sweeney, Esq., Sweeney & Associates, P.C., P.O. Box 82637, 158 West Hutchinson Ave., Pittsburgh, PA 15218

It is proposed that this filing will become effective (check appropriate box) immediately upon filing pursuant to paragraph (b)

on ______________ pursuant to paragraph (b)

X  60 days after filing pursuant to paragraph (a)

on ________________ pursuant to paragraph (a) of Rule 485

As soon as possible after the effective date of the Registration under the Securities Act of 1933

                           THE STAAR INVESTMENT TRUST

                                   PROSPECTUS


                                   May 1, 2004


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    Contents

Information specific to each fund you should know before investing

              Intermediate Bond Fund (IBF)                    1
              Long Term Bond Fund (LTBF)                      4
              Larger Company Stock Fund (LCSF)                7
              Smaller Company Stock Fund (SCSF)              10
              International Fund (INTF)                      13
              AltCat Fund (ACF)                              16

              Information common to all of the
              funds

              Management                                     19
              Buying Shares                                  19
              Minimum Investment                             20
              Exchanging Shares                              20
              Selling Shares                                 20
              Investor Services                              20
              Policies                                       21
              Where To Learn More About the
                Funds                                 Inside back cover

RISK/RETURN SUMMARY

Intermediate Bond Fund (IBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety for principal.

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 80% of its assets must be invested in debt instruments with a dollar-weighted average maturity of between three (3) years and ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS

    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                                    2003     4.1%
                                    2002     7.2%
                                    2001     7.6%
                                    2000     9.1%
                                    1999    -0.1%


The Fund's highest and lowest quarterly returns during this time period were:

Highest: 4.37% (quarter ending 9/30/01)
Lowest: -0.50% (quarter ending 3/30/02)


Average Annual Total Returns

For the periods ended December 31, 2003



                 STAAR INTERMEDIATE BOND FUND (IBF)                       1 YEAR  3 YEARS   5 YEARS   LIFE**
                                                                          ------  -------   -------   ------
TOTAL RETURN BEFORE TAXES                                                   4.1%     6.3%     5.5%     6.2%
Return After Taxes on Distributions*                                        2.2%     4.6%     3.7%     4.5%
Return After taxes on Distributions and Sale of                             3.1%     4.8%     4.0%     4.6%
Fund Shares
Lehman Bros. Intermediate Govt/Corp Bond Index(1)                           4.3%     7.7%     6.7%     7.3%
(Reflects no deductions for taxes, fees or expenses)
Morningstar Interm-Term Bd. Fds. Category Avg.(2)                           4.9%     6.8%     5.7%     6.6%
(Reflects no deductions for taxes, fees or sales
charges)


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

** Since the Fund's public inception on 5/28/97.

(1) The Lehman Bros. Intermediate Government/Corporate Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The published returns are total returns including reinvestment of dividends. The index is unmanaged and does not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Intermediate-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.


LINE GRAPH
         The following line graph shows the growth of $10,000 invested at public inception through 12/31/03.

IBF Ending Value: $14,951           MS Interm-Term Bd Fds Avg.: $15,137

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/03.

Annual Operating Expenses* (maximum that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

             Management  Fees                                 0.63%
             Distribution (12b-1) Fees 1                      0.25%
             Other Expenses 2                                 0.95%
             Total Annual Operating Expenses                  1.83%

* Expenses shown are the maximum that could have been charged. Actual net 12b-1 Expenses were 0.05% in 2003. Actual Other Expenses were .66%. Therefore actual Total Operating Expenses were 1.34%.

1 The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

2 Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In 2003 the Advisor to the Trust waived the equivalent of .29% of average net assets in service expenses that could have been charged to the Funds. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. This agreement will be reviewed annually provides for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .45% annualized.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

                       YEAR 1    YEAR 3     YEAR 5     YEAR 10
                       ------    ------     ------     -------
                        192       606       1,062       2,417



INVESTMENT STRATEGIES AND RELATED RISKS

    The Intermediate Bond Fund's objective is to produce income with a concern for safety for principal.

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

    The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

    At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

    Bonds will normally have a maturity of between two (2) and ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than three (3) and no more than seven (7) years.

    The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

    In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.
    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                             SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31

                                                                     2003       2002     2001      2000      1999
                                                                     -----      -----    -----    ------    ------
Net Asset Value Beg. of Period                                      $10.99     $10.59   $10.29    $ 9.96    $10.45
                                                                    ------     ------   ------    ------    ------
Net Investment Income                                                 0.39       0.41      .52      0.55      0.54
Net realized and unrealized gains on securities                       0.05       0.35      .26      0.32     -0.55
                                                                    ------     ------   ------    ------    ------
Total income from investment operations                               0.44       0.76      .78      0.87      0.01
                                                                    ------     ------   ------    ------    ------
Dividends from net Investment Income                                 -0.49      -0.35     -.46     -0.54     -0.48
Distributions From Capital Gains                                     -0.19      -0.01     -.02      0.00      0.00
                                                                    ------     ------   ------    ------    ------
Total Distributions                                                  -0.68      -0.36     -.48     -0.54     -0.48
                                                                    ------     ------   ------    ------    ------
Net Asset Value, end of year                                        $10.75     $10.99   $10.59    $10.29    $ 9.96
Total Return (%)                                                       4.1%       7.2%     7.6%      9.1%     -0.1%
                                                                     =====     ======   ======    ======    ======
      Ratios/Supplemental Data
Net Assets at End of Year (in $1000's)                               $2923      $4378    $2868     $1564    $ 1574

Ratio of Expenses to Average Net Assets (%) *                         1.34%      1.51%     .72%     0.72%     0.72%
Ratio of Net Investment Income to Average Net Assets (%)              3.56%      3.79%    4.95%     5.49%     5.28%
Portfolio Turnover Rate                                              35.97%     21.60%   33.76%    14.77%    11.85%


* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

Long Term Bond Fund (LTBF)
A High Grade General Bond Fund

GOAL:  Income with a concern for safety of principal.

PRINCIPAL INVESTMENT STRATEGIES

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. At least 80% of its assets must be invested in debt instruments with a dollar-weighted average maturity of over ten (10) years. At least 40% of its assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies and at time of purchase instruments will be rated BBB or higher (investment grade).

TEMPORARY INVESTMENTS:

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in bonds as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Share values may decrease if one or more holdings are downgraded or default on interest payments. Longer-term bonds generally have higher volatility than shorter-term bonds. Income dividends can decrease if interest rates go down. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                         2003         5.9%
                         2002         8.3%
                         2001         7.5%
                         2000         9.4%
                         1999        -4.5%


The Fund's highest and lowest quarterly returns during this time period were:

                  Highest:     4.86% (quarter ending 09/30/98)
                  Lowest:     -2.50% (quarter ending 12/31/99)

Average Annual Total Returns

For the periods ended December 31, 2003


         STAAR LONG TERM BOND FUND (LTBF)                                 1 YEAR     3 YEAR     5 YEAR     LIFE*
                                                                          ------     ------     ------     -----
         TOTAL RETURN BEFORE TAXES                                         5.9%       7.3%       5.2%       7.0%
         Return After Taxes on Distributions*                              1.5%       4.5%       2.7%       4.5%
         Return After taxes on Distributions and Sale of Fund Shares       4.9%       5.6%       3.6%       5.0%
         Lehman Bros. Long Term Gov/Corp Index (1) (Reflects no            5.9%       9.3%       7.0%       9.3%
         deductions for taxes, fees or expenses)
         Morningstar Long Term Bd. Fds. Category Avg. (2)  (Reflects no    8.0%       8.1%       6.3%       7.4%
         deductions for taxes, fees or expenses)


*Since the Fund's public inception on 5/28/97.

(1) The Lehman Bros. Long Term Government/Corporate Bond Index is a broad bond-based market index, which includes both the LB Government and the LB Corporate Bond Indexes. Both include bonds having maturities of 10 years or longer. Published returns are total returns including reinvested dividends. The indexes are unmanaged and do not have expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Long-Term Bond Category is an average of the total returns of all bond funds tracked and categorized as such by Morningstar.

LINE GRAPH


     The following line graph shows the growth of $10,000 invested at public inception through 12/31/03.

LTBF Ending Value: $15,608          MS Long-Term Bd Fds Avg.: $15,447

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/03.

Annual Operating Expenses (maximum that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

         Management Fees                                 0.72%
         Distribution (12b-1) Fees (1)                   0.25%
         Other Expenses (2)                              0.89%
         Total Annual Operating Expenses                 1.86%

* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were -0.12% in 2003 because of a prior year balance that was adjusted at the end of 2003. Actual Other Expenses were .60%. Therefore actual Total Operating Expenses were 1.20%.


(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In 2003 the Advisor to the Trust waived the equivalent of .29% of average net assets in service expenses that could have been charged to the Funds. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. This agreement will be reviewed annually provides and for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .45% annualized.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

                       YEAR 1     YEAR 3    YEAR 5    YEAR 10
                       ------     ------    ------    -------
                        195        616      1,079      2,456


INVESTMENT STRATEGIES AND RELATED RISKS

    The Long Term Bond Fund's main objective is to produce income with a concern for safety for principal.

    The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, Federal Farm Credit Bank, Student Loan Marketing Association and the Tennessee Valley Authority. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

    The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation or Moody's Investor's Services. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the manager will consider the size of the holding and the circumstances causing the lower rating before selling. The manager may hold a lower-rated security if there is reasonable cause to believe that holding it will be advantageous to the shareholders.

    At least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

    Bonds will normally have a maturity of over ten (10) years when purchased. The average weighted maturity of the bonds held by the fund is intended to be no less than ten (10) and no more than twenty (20) years.

    The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. While the Fund is not prohibited from using derivatives, its strategy assumes little or no use of derivatives.

    In deciding to buy, hold or sell a particular bond, the manager considers a number of factors. First, the manager considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the manager compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the manager will consider any call provisions. Fourth, the manager may consider the bond's price in relation to its maturity or call price. Fifth, the manager will consider any income tax effects of the transaction. Sixth, the manager will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

     The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

     As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities; therefore, the longer the maturity, the greater the change in value when interest rates go up or down.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Income is affected when Interest Rates Change -- The dividend income per share could decrease when interest rates fall.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                             SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31

                                                                     2003      2002     2001      2000      1999
                                                                     -----     -----    -----    ------    ------
Net Asset Value beg. of period                                      $11.02    $10.62   $10.43    $10.09    $11.16
                                                                    ------    ------   ------    ------    ------
Net investment income                                                 0.50      0.48     0.61      0.62      0.60
Net realized and unrealized gains on securities                       0.15      0.40    -0.17      0.31     -1.10
                                                                    ------    ------   ------    ------    ------
Total income from investment operations                               0.65      0.88     0.78      0.93     -0.50
                                                                    ------    ------   ------    ------    ------
Dividends from net investment income                                 -0.86     (0.48)   -0.58     -0.59     -0.56
Distributions From capital gains                                      0.96      0.00    -0.01      0.00     -0.05
                                                                    ------    ------   ------    ------    ------
Total Distributions                                                  -1.82     (0.48)   -0.59     -0.59     -0.61
                                                                    ------    ------   ------    ------    ------
Net Asset Value, end of period                                      $ 9.85    $11.02   $10.62    $10.43    $10.09
Total Return (%)                                                       5.9%      8.3%     7.5%      9.4%     -4.5%
                                                                    ======    ======   ======    ======    ======
      Ratios/Supplemental Data
Net Assets at end of period (in $1000's)                             $ 415    $ 1630   $ 1227     $ 889    $  807
Ratio of Expenses to Average Net Assets (%) *                         1.20%     1.59%    0.81%     0.81%     0.81%
Ratio of Net Investment Income to Average Net Assets (%)              4.57%     4.50%    5.73%     6.10%     5.61%

Portfolio Turnover Rate                                               8.53%    19.70%   25.23%     7.74%     4.10%


* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

Larger Company Stock Fund (LCSF)

A fund of funds in which the underlying investments are primarily common stocks of large companies and larger mid-cap companies.

GOAL:  Growth with Some Income

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds that invest in stocks of large and larger mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of over $3 billion.

    In terms of market composition, the majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    Most mutual funds and stocks owned are expected to produce some dividend income.

TEMPORARY INVESTMENTS

    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.



                          ------------------
                          2003      20.7%
                          ------------------
                          2002      -18.1%
                          ------------------
                          2001      -9.9%
                          ------------------
                          2000      -2.7%
                          ------------------
                          1999      16.1%
                          ------------------



The Fund's highest and lowest quarterly returns during this time period were:

                          Highest:     17.8% (quarter ending 12/31/98)
                          Lowest:    -14.98% (quarter ending 9/30/02)

Average Annual Total Returns


For the periods ended December 31, 2003

STAAR LARGER COMPANY STOCK FUND (LCSF)        1 YEAR   3 YEARS  5 YEAR    LIFE*
                                              ------   -------  ------    -----
TOTAL RETURN BEFORE TAXES                      20.7%    -3.7%     0.1%     2.4%
Return After Taxes on Distributions*           20.7%    -3.8%    -0.4%     3.0%
Return After taxes on Distributions and        17.4%    -3.2%     0.2%     3.3%
Sale of Fund Shares
S&P 500 Index (1)  (Reflects no deductions     28.7%    -4.1%    -0.6%     5.7%
for taxes, fees or expenses)
Delete>> Dow Jones, etc.<<<
Morningstar Large Blend Fds Category Avg (2)
(Reflects no deductions for taxes, fees or
expenses)                                      26.7%    -4.8%    -0.4%     5.1%

*Since the Fund's public inception on 5/28/97.

(1) The S&P 500 is a broad market index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average which emphasizes the largest companies. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.


Delete>>>(2) The Dow Jones Industrial Average is an average of the prices of 30 stocks representing different sectors, which is computed by summing the prices and then dividing the total by an adjusted value to account for the effects of stock splits. The index is unmanaged and has no expenses.<<<


(3) The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar.


LINE GRAPH


    The following line graph shows the growth of $10,000 invested at public inception through 12/31/03.

LCSF Ending Value: $12,891          S&P 500 Stock Index: $14,453


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/03.

Annual Operating Expenses (maximum that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

            Management  Fees                                0.90%
            Distribution (12b-1) Fees (1)                   0.25%
            Other Expenses (2)                              0.97%
            Total Annual Operating Expenses (3)             2.12%

* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were 0.11% in 2003 because of a prior year balance that was adjusted at the end of 2003. Actual Other Expenses were .68%. Therefore actual Total Operating Expenses were 1.69%.


(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.



(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In 2003 the Advisor to the Trust waived the equivalent of .29% of average net assets in service expenses that could have been charged to the Funds. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. This agreement will be reviewed annually provides and for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .45% annualized.

(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the LCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the LCSF in 2003 was 1.05%.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.


                 YEAR 1     YEAR 3     YEAR 5    YEAR 10
                 ------     ------     ------    -------
                  223        702       1,230      2,800


INVESTMENT STRATEGIES AND RELATED RISKS

    The Larger Company Stock Fund's objective is to produce long term growth of capital with some income by investing primarily in common stocks of U.S. based large and mid-sized companies, including other mutual funds that invest primarily in such stocks. Larger companies are defined as those having a market capitalization (size) of $3 billion or more.

    The majority of holdings are intended to represent primarily United States based large companies with market capitalization (size) of $5 billion or more. Some holdings will include larger mid-cap stocks having market capitalization between $3 billion and $5 billion. While some mutual funds owned by the LCSF may own some smaller companies, they are intended to be an incidental portion of the Fund's holdings.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad stock market as opposed to any one index. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an 'up" market.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS
    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                             SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31

                                                     2003         2002         2001         2000         1999
                                                    -------      -------      -------      -------      -------
Net asset value beg. of period                      $  9.49      $ 11.58      $ 12.85      $ 13.98      $ 12.99
                                                    -------      -------      -------      -------      -------
Net investment income                                 -0.07        -0.09        -0.01        -0.02        -0.02
Net realized and unrealized gains on securities        2.03        -2.00        -1.26        -0.32         2.12
                                                    -------      -------      -------      -------      -------
Total income from investment operations                1.96        -2.09        -1.27        -0.34         2.10
                                                    -------      -------      -------      -------      -------
Dividends from net investment income                   0.00         0.00         0.00         0.00         0.00
Distributions From capital gains                       0.00         0.00         0.00        -0.79         1.11
                                                    -------      -------      -------      -------      -------
Total Distributions                                    0.00         0.00         0.00        -0.79         1.11
                                                    -------      -------      -------      -------      -------
Net asset value, end of period                      $ 11.45      $  9.49   $    11.58      $ 12.85      $ 13.98
Total Return (%)                                       20.7%       -18.1%       -9.9%        -2.7%         16.1%
                                                    =======      =======      =======      =======      =======

       Ratios/Supplemental Data
Net assets at end of period (in $1000's)            $  4086      $  2737      $  2843      $ 2679       $  2430
Ratio of expenses to average net assets (%) *          1.69%        1.89%        0.99%       0.99%         0.99%
Ratio of net investment income to average net         -0.71%       -0.88%       -0.11%      -0.14%        -0.13%
assets (%)
Portfolio turnover rate                               46.31%       24.08%       16.09%      19.69%        37.02%

* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

Smaller Company Stock Fund (SCSF)

    A fund of funds in which the underlying investments are primarily common stocks of small, micro-cap and smaller mid-cap companies.

GOAL:  Long Term Growth

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds in that invest in stocks of small-cap, micro-cap and smaller mid-sized companies. Open-end and closed-end mutual funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks of companies having market capitalization of under $3 billion.

         In terms of market composition, the majority of holdings are intended to represent primarily United States based small companies with market capitalization (size) of under $1 billion. Some holdings will include smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund may also hold Micro-cap stocks having market capitalization of under $100 million. While some mutual funds owned by the SCSF may own some larger companies, they are intended to be an incidental portion of the Fund's holdings, i.e. less than 5%.

         A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors. In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

TEMPORARY INVESTMENTS

         The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in stocks as described above.

MAIN RISKS:

         It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general stock market declines. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy stocks. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                          2003       41.2%
                          2002      -17.5%
                          2001        0.9%
                          2000        1.1%
                          1999       30.8%


The Fund's highest and lowest quarterly returns during this time period were:

                          Highest:  26.53% (quarter ending 12/31/99)
                          Lowest:  -19.34% (quarter ending 9/30/98)

Average Annual Total Returns

For the periods ended December 31, 2003

STAAR SMALLER COMPANY STOCK FUND (SCSF)                 1 YEAR   3 YEARS  5 YEARS   LIFE*
                                                        ------   -------  -------   -----
TOTAL RETURN BEFORE TAXES                                41.2%     5.5%     9.1%     9.4%
Return After Taxes on Distributions*                     41.2%     5.5%     8.1%     8.5%
Return After taxes on Distributions and Sale of          33.2%     4.8%     7.8%     8.0%
Fund Shares
Russell 2000 Index(1)  (Reflects no deductions for       47.3%     6.3%     7.1%     7.5%
taxes, fees or expenses)
Morningstar Small Co. Fds. Objective Avg.(2)
(Reflects no deductions for taxes, fees or
expenses)                                                42.3%     3.8%     8.3%     9.8%

*Since the Fund's public inception on 5/28/97.

(1) The Russell 200 Index is a broad index which consists of the 2000 smallest companies in the Russell 3000 Index, representing approximately 7% of the Russell 3000 total market capitalization. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Small Company Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective.

LINE GRAPH
    The following line graph shows the growth of $10,000 invested at public inception through 12/31/02.


SCSF Ending Value: $18,216          Russell 2000 Index: $15,926


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/03.


Annual Operating Expenses (maximum that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management  Fees                                              0.90%
Distribution (12b-1) Fees (1)                                 0.25%
Other Expenses (2)                                            0.95%
Total Annual Operating Expenses (3)                           2.10%

* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were .10% in 2003 because of a prior year balance that was adjusted at the end of 2003. Actual Other Expenses were .66%. Therefore actual Total Operating Expenses were 1.66%.


(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In 2003 the Advisor to the Trust waived the equivalent of .29% of average net assets in service expenses that could have been charged to the Funds. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. This agreement will be reviewed annually provides and for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .45% annualized.

(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the SCSF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the SCSF in 2003 was 1.34%.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

                    YEAR 1      YEAR 3     YEAR 5    YEAR 10
                    ------      ------     ------    -------
                     221         695       1,218      2,773



INVESTMENT STRATEGIES AND RELATED RISKS

    The Smaller Company Stock Fund's objective is to produce long term growth of capital by investing primarily in common stocks of U.S. based small and mid-sized companies, including other mutual funds that invest primarily in such stocks. Smaller companies are defined as those having a market capitalization
(size) of less than $3 billion. "MicroCap" stocks with market capitalization of under $100 million may also be owned.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a broadly diversified mix of investment styles and portfolios. From time to time open-end, closed-end as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Under normal conditions the Fund will invest at least 65% of its assets in these types of investments.

    In terms of investment styles, the fund will generally employ a mix of growth and value management, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives, though such instruments will normally represent a very small portion of the Fund's portfolio, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stocks have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Changing economic and political conditions -- The stock market and/or individual stocks can be adversely affected by changes in the economy or politics. Recessions, downturns in a particular industry or changes in tax or regulatory laws can cause share values of the Fund to decrease.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                             SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31

                                                             2003        2002        2001         2000         1999
                                                            ------      ------      -------      -------      -------
Net asset value beg. of period                              $10.29      $12.47      $ 12.54      $ 13.86      $ 11.45
                                                            ------      ------      -------      -------      -------
Net investment income                                        -0.19       -0.21        -0.10        -0.09        -0.09

Net realized and unrealized gains on securities               4.43       -1.97         0.21         0.28         3.61
                                                            ------      ------      -------      -------      -------
Total income from investment operations                       4.24       -2.18         0.11         0.19         3.52
                                                            ------      ------      -------      -------      -------
Dividends from net investment income                          0.00        0.00         0.00         0.00         0.00
Distributions from capital gains                              0.00        0.00        -0.18        -1.51        -1.11
                                                            ------      ------      -------      -------      -------
Total Distributions                                           0.00        0.00        -0.18        -1.51        -1.11
                                                            ------      ------      -------      -------      -------
Net asset value, end of period                              $14.53      $10.29      $ 12.47      $ 12.54      $ 13.86
Total return (%)                                              41.2%      -17.5%         0.9%         1.1%        30.8%
                                                            ======      ======      =======      =======      =======
    Ratios/Supplemental Data
Net assets at end of period (in $1000's)                     4,592        2607         3048      $  2669      $  2279
Ratio of expenses to average net assets (%) *                 1.66%       1.89%        0.99%        0.99%        0.99%
Ratio of net investment income to average net assets (%)     -1.61%      -1.80%       -0.81%       -0.59%       -0.73%
Portfolio turnover rate                                      45.72%      32.79%        4.31%        4.05%       33.53%

* Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

INTERNATIONAL FUND (INTF)
    A fund of funds investing primarily in stocks of companies in countries outside the United States, including emerging markets.

GOAL:  Long term growth primarily through investments in international stocks.

PRINCIPAL INVESTMENT STRATEGIES:

    The Fund invests primarily in other mutual funds in that invest in stocks of foreign countries, including emerging markets.

    A strategic goal is to maintain a broad mix of countries and industries. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower exposure to geographical regions and/or industry sectors. Under normal conditions, at least 80% of the Fund's assets (including assets owned by underlying mutual funds) must be invested in common stocks.

    In terms of investment styles, the fund will generally employ a mix of growth and value management styles, sometimes called a "blend" style. Depending on economic and market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    Fund assets will be invested in foreign stocks or other mutual funds that hold predominantly foreign stock. Occasionally, a global fund having some U.S. investments may be included. The majority of the Fund's investments will be in the stocks of developed nations outside the United States.

    Emerging markets are considered an increasingly important component of the global economy. Therefore, the Fund's strategy includes ongoing investments in developing countries. The Fund may not invest more than 35% of the Fund's assets in emerging markets.

TEMPORARY INVESTMENTS

The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest in international stocks as described above.

MAIN RISKS:

    It is possible to lose money by investing in this Fund. Share values of the Fund will likely decrease if the general international stock market declines or if the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions or simply because more investors have decided to sell than buy specific securities, sectors or regions. Individual stocks or sectors can go down in value even when the general market is up. International markets present additional risks, including political and currency exchange risks. These risks can be greater in emerging markets. The death or disability of the Fund's manager, Andre Weisbrod, could cause an adverse effect on the Fund's operations.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                           2003        31.9%
                           2002       -14.3%
                           2001       -17.2%
                           2000       -16.8%
                           1999        38.8%


The Fund's highest and lowest quarterly returns during this time period were:

                    Highest:    21.33% (quarter ending 12/31/99)
                    Lowest:    -17.97% (quarter ending 9/30/02)


Average Annual Total Returns For the periods ended December 31, 2003

STAAR International Fund (INTF)                              1 YEAR     3 YEARS       5 YEARS      LIFE*
                                                             ------     -------       -------      -----
Total Return Before taxes                                     31.9%      -2.2%          1.5%        0.8%
Return After Taxes on Distributions*                          31.8%      -2.3%          0.8%       -0.2%
Return After taxes on Distributions and Sale of Fund
Shares (Reflects tax savings on realized losses)              28.0%      -1.9%          1.2%        0.6%
MSCI EAFE Index(1) (Reflects no deductions for taxes,
fees or expenses)                                             38.6%      -2.9%         -0.1%        2.0%
Morningstar Foreign Stock Fds. Category Avg.(2)
(Reflects no deductions for taxes, fees or expenses)          37.5%      -2.9%          2.6%        3.2%

(1) The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. Published returns are total returns including reinvested dividends. The index is unmanaged and has no expenses. For purposes of this prospectus, this is the primary comparison index.

(2) The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar.

* Since the Fund's public inception on 5/28/97.

LINE GRAPH


    The following line graph shows the growth of $10,000 invested at public inception through 12/31/03.

INTF Ending Value: $10,556          EAFE International Index: $11,543


FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/03.

Annual Operating Expenses (maximum that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management  Fees                                              0.90%
Distribution (12b-1) Fees (1)                                 0.25%
Other Expenses (2)                                            0.97%
Total Annual Operating Expenses (3)                           2.12%

* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were .17% in 2003 because of a prior year balance that was adjusted at the end of 2003. Actual Other Expenses were .68%. Therefore actual Total Operating Expenses were 1.75%.


(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.


(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In 2003 the Advisor to the Trust waived the equivalent of .29% of average net assets in service expenses that could have been charged to the Funds. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. This agreement will be reviewed annually provides and for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .45% annualized.

(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the INTF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the INTF in 2003 was 1.34%.

(4) Foreign taxes paid are not shown here.


EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

                      YEAR 1      YEAR 3     YEAR 5     YEAR 10
                      ------      ------     ------     -------
                       223         702       1,230       2,800


INVESTMENT STRATEGIES AND RELATED RISKS

    The International Fund's objective is to produce long term growth of capital by investing primarily in equity securities in markets outside the United States, including emerging markets.

    The Fund invests, under normal conditions, a majority of its assets in a mix of other mutual funds. The mutual funds are chosen to provide a mix of investment styles and portfolios that represent the broad international market, including small and developing countries. From time to time open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund as long as they represent a minority of the Fund's net asset value. Large, mid-sized and small companies may be owned.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style, region or industry sector as well as the risks inherent in having too few holdings.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. The Fund's manager or the managers of other mutual funds owned by the Fund may employ derivatives or utilize certain risk management techniques, such as currency hedging. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts.

    In deciding to buy, hold or sell a particular mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. The mutual fund's objectives must correlate with the general objective of the Fund and it's holdings should not significantly overlap the holdings of other mutual funds owned by the Fund. The fund and manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund changes its make-up so that it no longer correlates with the Fund's objective, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                             SELECTED PER-SHARE DATA
                              YEAR END DECEMBER 31

                                                            2003         2002         2001          2000           1999
                                                          -------      -------      -------       --------       -------
Net asset value beg. of period                            $  7.40      $  8.64      $ 10.48       $  14.08       $ 10.60
                                                          -------      -------      -------       --------       -------
Net investment income                                        0.02        -0.09         0.03           0.02          0.05
Net realized and unrealized gains on securities              2.33        -1.15        -1.84          -2.36          4.06
                                                          -------      -------      -------       --------       -------
Total income from investment operations                      2.35        -1.24        -1.81          -2.34          4.11
                                                          -------      -------      -------       --------       -------
Dividends from net investment income                         0.01         0.00        -0.03          -0.02         -0.05
Distributions from capital gains                             0.00         0.00        -0.00          -1.24         -0.58
                                                          -------      -------      -------       --------       -------
Total distributions                                          0.01         0.00        -0.03          -1.26         -0.63
                                                          -------      -------      -------       --------       -------
Net Asset Value, end of Period                            $  9.74      $  7.40      $  8.64       $  10.48       $ 14.08
Total return (%)                                             31.9%       -14.3%       -17.2%        -16.8%          38.8%
                                                          =======      =======      =======       ========       =======
       Ratios/Supplemental Data
Net assets at end of period (in $1000's)                     3032         1675      $  1925       $   2108       $  2179
Ratio of expenses to average net assets (%) *                1.75%        1.90%        0.99%          0.99%         0.99%
Ratio of net investment income to average net assets (%)     0.24%       -1.07%        0.31%          0.15%         0.39%
Portfolio turnover rate                                      29.1%       24.08%       15.74%         10.81%        13.12%



** Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

RISK/RETURN SUMMARY

AltCat (Alternative Categories) Fund (ACF)

    A flexibly-managed, multi-asset global fund of funds investing primarily in assets which offer opportunities for growth of capital.

GOAL:  Long term growth through broadly diversified global investments.

PRINCIPAL INVESTMENT STRATEGIES:
    The Fund's main strategy is to identify investment opportunities that will participate in long-term or short-term trends. The Fund may invest in any kind of investment security allowable under securities laws. Under normal conditions, at least 80% of the Fund's assets will be invested in other mutual funds or securities that may or may not fit the general asset allocation categories of the other Funds in the Trust (IBF, LTBF, LCSF, SCSF and INTF).

TEMPORARY INVESTMENTS
    The manager may take a temporary position when it believes the market or economy are experiencing excessive volatility or otherwise adverse conditions exist. Under such circumstances, the Fund may be unable to pursue its investment goal to the extent it does not invest as described above.

MAIN RISKS:
    It is possible to lose money by investing in this Fund. Share values of the Fund can decrease in value if the U.S. stock markets or the markets in specific countries decline. Market values can fall for numerous reasons, including changing economic and political conditions, changes in currency values or simply because more investors have decided to sell than buy certain securities or categories of securities. Individual stocks or sectors can go down in value even when the general market is up. The death or disability of the Fund's manager could cause an adverse effect on the Fund's operations. In addition, some countries are not as compliant as the U.S. regarding the Y2K computer problem, which could add some risk to this Fund.

PERFORMANCE:

BAR CHART & TABLE

    The bar chart is provided to give you some idea of how Fund results may vary. It shows changes in the annual total returns of the Fund on a calendar year basis. The Table information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Past performance is not an indication of future results.


                            2003        28.4
                            2002       -15.8%
                            2001       -10.0%
                            2000         5.5%
                            1999        30.9%


The Fund's highest and lowest quarterly returns during this time period were:

                    Highest:    14.94% (quarter ending 12/31/99)
                    Lowest:    -14.98% (quarter ending 9/30/02)


Average Annual Total Returns For the periods ended December 31, 2003


STAAR ALTCAT FUND (ACF)                              1 YEAR   3 YEARS   5 YEARS   LIFE*
                                                     ------   -------   -------   -----
TOTAL RETURN BEFORE TAXES                             28.4%    -1.0%      6.0%     3.5%
Return After Taxes on Distributions*                  28.4%    -1.0%      5.6%     3.0%
Return After taxes on Distributions and Sale of
Fund Shares                                           24.2%    -0.8%      5.1%     2.9%
Morningstar Multi-Asset Global Objective Avg. (1)
(Reflects no deductions for taxes, fees or
expenses)                                             25.0%     3.4%      5.7%      5.7%
S&P 500 Index (1) (Reflects no deductions for
taxes, fees or expenses)                              28.7%    -4.1%     -0.6%     5.7%

*Since the Fund's public inception on 5/28/97.

(1) The Morningstar Multi-Asset Global Funds Objective Average is an average of the total returns of all funds tracked by Morningstar having that objective. For purposes of this prospectus, this is the primary comparison index.

LINE GRAPH


    The following line graph shows the growth of $10,000 invested at public inception through 12/31/03.

ACF Ending Value: $12,572           MS Multi-Asset Global Fds Avg.: $14,341

FEES AND EXPENSES: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. They are based on the annual period ending 12/31/03.

Annual Operating Expenses (maximum that could have been deducted from fund assets. Actual ratio was lower. See footnotes.)

Management  Fees                                              0.90%
Distribution (12b-1) Fees (1)                                 0.25%
Other Expenses (2)                                            0.97%
Total Annual Operating Expenses (3)                           2.12%

* Expenses shown are the maximum that could have been charged. Actual Distribution Expenses were .19% in 2003 because of a prior year balance that was adjusted at the end of 2003. Actual Other Expenses were .68%. Therefore actual Total Operating Expenses were 1.77%.

(1) The Funds have adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees associated with the sale and distribution of shares. Due to these distribution expenses, long-term shareholders may pay more than the equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

(2) Other Expenses included trustee compensation, federal and state filing fees, custody services, auditing, accounting and other expenses as approved by the Trustees. In 2003 the Advisor to the Trust waived the equivalent of .29% of average net assets in service expenses that could have been charged to the Funds. In the interest of controlling potential expenses, the Trustees entered an agreement with STAAR financial Advisors, Inc. in 2004 to provide specific services at a fixed percent of average daily net assets. This agreement will be reviewed annually provides and for shareholder and transfer agency services, daily accounting and bookkeeping and compliance services at a total of .45% annualized.

(3) This is a "fund of funds". The management fees and expenses of other mutual funds owned by the ACF are not shown in the above table. The estimated weighted average expense ratios of the other mutual funds owned by the ACF in 2003 was 1.18%.

(4) Foreign taxes paid are not shown here.

EXAMPLE OF EXPENSES: This example is provided to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 for the periods shown and then sell all your shares at the end of those periods. It also assumes that your investment has a 5% return each year, that dividends and other distributions are reinvested, and that the fund's operating expenses stay the same and the maximum expense ratio is used as shown above.

                    Year 1      Year 3     Year 5      Year 10
                    ------      ------     ------      -------
                     223          702       1,230      2,800

INVESTMENT STRATEGIES AND RELATED RISKS

    The AltCat Fund's objective is to produce long term growth of capital through broadly diversified global investment in securities that have the potential to participate in long-term or short-term trends. The projected increase in demand for energy by developing nations is an example of a long-term trend.

    The Fund may invest in any kind of domestic or foreign security allowable under securities laws.

    Mutual funds are owned by the ACF. They are chosen to provide a variety of investment styles and portfolios. Open-end and closed-end funds as well as unit trusts may be owned. Individual stocks may also be owned by the Fund. Large, mid-sized and small companies may be owned. The Fund may also purchase bonds, real estate investment trusts (REITs), mortgage securities preferred stocks, convertible securities and precious metals. Investments are chosen to provide a mix of investment styles and portfolios that represent a broad global investment market as opposed to any one market or index.

    In terms of investment styles, the fund will generally employ a mix of growth and value managers, sometimes called a "blend" style. Depending on market conditions and trends, the Fund's manager may weight the styles toward either growth or value.

    A broad mix of industries is also a strategic goal. Depending on market conditions and trends, the Fund's manager may weight the overall portfolio mix to higher or lower market capitalization and sectors.

    The goal is to provide a wide diversification of holdings and management styles and expertise. Such diversification is designed to minimize certain kinds of risks such as those associated with too much exposure to one manager, management style or industry sector or the risks inherent in having too few holdings.

    The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern. Direct investments in derivatives are allowed, but normally would represent little or none of the direct assets held by the Fund, i.e. less than 5%. Derivatives are securities that derive their value based on the value of another asset. Examples include, but are not limited to options and futures contracts. Managers of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging.

    In deciding to buy, hold or sell a particular security or mutual fund, the manager considers a number of factors. The manager examines general economic and market trends and their possible effect on the fund. A fund and its manager's history is considered, as are expense ratios, current holdings and management style. If a mutual fund fails to perform up to expectations, it may be sold. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

    The Fund is considered non-diversified. Non-diversified funds have a risk arising from too concentrated an investment mix, which may be impacted by events more than their effect on the market as a whole. However, the Fund is invested primarily in diversified funds, which in themselves provide diversification of underlying securities. It is unlikely that the Fund will be investing in non-diversified funds.

    As described in the Risk/Return Summary, there are risks associated with investing in the Fund, and it is possible to lose money. You should consider the following risks before investing:

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Securities -- Securities of entities located outside the U.S. involve additional risks that can increase the potential for losses. These include political changes and the fact that some countries may not require the same accounting and financial practices that are standard in this country. The fluctuation of foreign currencies against the dollar also can cause the value of an investment to decrease in dollar terms even if it does not fall in terms of its country's currency. To the extent that an investment is concentrated in a particular country or region, risk can be amplified.

Emerging Markets -- While stock markets of smaller and developing countries offer excellent opportunities for growth, they also increase the potential for market volatility and investment losses due to political and economic turbulence.

Smaller Companies -- Historically, smaller companies have experienced more extreme ups and downs (volatility) than larger company stocks. Smaller companies may have less working capital, less liquidity and greater sensitivity to competition and overall economic and market conditions. While smaller companies may offer greater opportunities for growth, they also should be considered more risky.

Debt Instruments -- To the extent that the Fund invests in any debt instruments, such investments would entail the risks associated with those instruments, including changes in interest rates, default risk and credit rating changes.

Death or Disability of the Manager -- Death or disability could adversely affect the day-to-day operations of the Fund.

FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


                  SELECTED PER-SHARE DATA YEAR END DECEMBER 31

                                                                   2003         2002         2001        2000         1999
                                                                  ------       ------       ------      -------      -------
Net asset value beg. of period                                    $ 9.17       $10.89       $12.29      $ 12.35      $  9.67
                                                                  ------       ------       ------      -------      -------
Net investment income                                              -0.10        -0.10        -0.01         0.01         0.06
Net realized and unrealized gains on securities                     2.70        -1.62        -1.22         0.69         2.93
                                                                  ------       ------       ------      -------      -------
Total income from investment operations                             2.61        -1.72        -1.23         0.70         2.99
                                                                  ------       ------       ------      -------      -------
Dividends from net investment income                                0.00         0.00         0.00        -0.01        -0.06
Distributions from capital gains                                    0.00         0.00        -0.17        -0.75        -0.25
                                                                  ------       ------       ------      -------      -------
Total distributions                                                 0.00         0.00        -0.17        -0.76        -0.31
                                                                  ------       ------       ------      -------      -------
Net Asset Value, end of Period                                    $11.77       $ 9.17       $10.89      $ 12.29      $ 12.35
Total return (%)                                                    28.4%       -15.8%       -10.0%         5.5%        30.9%
                                                                  ======       ======       ======      =======      =======
     Ratios/Supplemental Data
Net assets at end of period (in $1000's)                          $ 2266       $ 1080       $ 1094      $   958      $   570
Ratio of expenses to average net assets (%) *                       1.77%        1.88%        0.99%        0.99%        0.99%
Ratio of net investment income to average net assets (%)           -0.97%       -0.97%       -0.08%        0.44%        0.51%
Portfolio turnover rate                                            33.19%       18.61%        0.00%        5.11%        4.15%


 * Actual expense ratios after any waived service fees and including Distribution (12b-1) Expense.

INFORMATION COMMON TO ALL OF THE FUNDS

MANAGEMENT

    STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237 is the Fund's investment advisor. Mr. J. Andre Weisbrod, President of SFA, is the Portfolio Manager of each Fund and has been primarily responsible for all Funds' day-to-day management since inception. Mr. Weisbrod's experience includes management of these Funds since private inception on 4/4/96. He has been President and CEO of SFA since 1993, providing financial planning and investment advisory services to individual and corporate clients. He has also been a registered securities representative since 1983. His broker-dealer affiliation since7/1/98 has been with Olde Economie Financial Consultants. Additional information is provided in the Statement of Additional Information (SAI), which may be obtained from Shareholder Services.

    As provided in the Advisory Agreement, SFA also provides other services (directly or indirectly) in addition to investment management, including transfer agency, shareholder services, data entry and bookkeeping.

    The Funds paid the following fees to the Advisor in 2002 as a percentage of average net assets:

                    IBF       LTBF       LCSF        SCSF      INTF      ACF
                    ---       ----       ----        ----      ----      ---
     2003 Fees     .63%       .72%       .90%        .90%     .90%       .90%

         Management's discussion of Fund Performance may be found in the Annual and SemiAnnual Reports to Shareholders. These may be obtained from Shareholder Services.

Fund History

    The six Trust Funds were instituted as a private Pennsylvania business trust on 2/28/96. Investment operations began on April 4, 1996. The Trust's public operations began effective May, 28, 1997. Investment operations, including the Funds' investment management, existed in the same way before and after May 28, 1997. Information regarding operations prior to May 28, 1997 can be obtained from Shareholder Services.

Fund of Funds

    The Fund of Funds approach provides broader diversification of holdings as well as managers. However, owning other mutual funds within some of its Funds generally results in greater expenses for those Funds than if they held individual securities only. (See footnote 4 under Fees and Expenses in the RISK/RETURN SUMMARY of the LCSF, SCSF, INTF and ACT.) Normally, this does not apply to the bond funds (IBF and LTBF); while they are not prohibited from doing so, they generally do not hold other mutual funds.

SHAREHOLDER INFORMATION

HOW FUND SHARES ARE PRICED

    The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

    The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

    The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

BUYING SHARES

By Mail

    You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

    Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

    Your representative can help you with forms and the processing of your check.

By Wire

    Call Shareholder Services for availability and instructions.

By Payroll Deduction

    You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

MINIMUM INITIAL INVESTMENT

Regular Accounts: $5,000 to the entire Trust, which may be split among the Funds subject to a $1,000 minimum per Fund. The $5,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

    You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

    Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

    You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

    Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

EXCHANGING SHARES

    You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

    You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

    - You are selling more than $40,000 worth of shares.

    - You want to have proceeds paid to someone who is not a registered owner.

    - You want to have the proceeds sent to an address other than the address of record or a pre-authorized account.

    - You have changed the address on your account by phone within the last 15 days.

    You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

    Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. The trust reserves the right to impose earlier order deadlines and restrict the size of trading amounts for certain institutional, broker/dealer trading "platforms" and "market timers" where such activities, in the judgment of the Manager(s), might adversely affect the orderly operations of the Funds or otherwise adversely affect share values of the majority of shareholders.

    Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

    If you want to sell shares recently purchased by check or bank draft, your distribution may be held until your check or draft has cleared, which could take up to fifteen days from the purchase date.

    INVESTOR SERVICES

DISTRIBUTION OPTIONS

    You may choose one of the following options when you open your account. You may change your option at any time by notifying us in writing.

    -- Dividends and capital gains distributions are reinvested in additional shares. (This option will be assigned if no other option is selected.)

    -- Dividends and short-term gains in cash and long-term capital gains reinvested in additional shares.

    -- Dividends and capital gain distributions in cash.

Automatic Exchanges

    You may request automatic monthly exchanges from one Fund to another. The minimum is $100 per Fund.

Systematic Withdrawal Plan

    You may request automatic monthly withdrawals from a Fund. The minimum withdrawal amount is $100 per month per Fund.

TAX CONSEQUENCES


    For federal income tax purposes, distributions of investment income (including dividends that are not qualified dividends and short-term gains) are taxable as ordinary income. Qualified dividends and long-term capital gain distributions are eligible for reduced income tax rates. Investments in foreign securities may be subject to foreign withholding taxes. Distributions are taxable even if reinvested unless the account is a qualified retirement plan. You should consult your tax advisor regarding the effect of any investment on your taxes.


    An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Statements and Reports

    You will receive activity confirmations and statements that show your account transactions. You will also receive the Trust's Annual and Semi-annual Reports. Duplicate statements to an advisor may be requested.

                                    POLICIES:

Fees for Special Services

    The Trust may charge a reasonable fee to your account for certain special services, such as wire redemption, special mailing requests and producing historical records.

DISTRIBUTION ARRANGEMENTS

    The Trust Funds have adopted a plan under rule 12b-1 that allows the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Time Limits For Crediting Purchases, Exchanges And Redemptions

    Orders received in proper order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.

Accounts With Low Balances

    The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.

Changes in Investment Minimums

    At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.

Joint Accounts

    Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.

Right to Reject Orders

    The Trust reserves the right to reject purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request or where the order involves actual or potential harm to the Trust. Potential harm could be caused by excessive orders during periods of market volatility or by large redemption or exchange orders that adversely affect the Fund's ability to manage its assets. The Trust may also impose limitations on the size and frequency of exchanges to protect Shareholders from potential adverse effects of market timing.

BROKERAGE ALLOCATION


    The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2003 100% of such commissions were received by Olde Economie Financial Consultants, Ltd. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. Such an arrangement existed during the past fiscal year with Andre Weisbrod.

PAGE 22 (Outside Back Cover)

Where to Learn More

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services:  STAAR Financial Advisors, Inc.  800/332-7738 PIN 3371

E-mail Address: staar@iname.com


Web Site:  www.staarfunds.com


Statement of Additional Information (SAI)

    You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

    Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

    The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services. Call 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

    The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.


Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

Item 10 - COVER PAGE AND TABLE OF CONTENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

                           THE STAAR INVESTMENT TRUST

    Intermediate Bond Fund (IBF)
    Long-Term Bond Fund (LTBF)
    Larger Company Stock Fund (LCSF)
    Smaller Company Stock Fund (SCSF International Fund (INTF)
    AltCat Fund (ACF)

                             604 McKnight Park Drive
                              Pittsburgh, PA 15237
                                 (412) 367-9076


    This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated May 1, 2004, as supplemented from time to time.


    This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to the Trust at the above address or by telephoning the Trust at 1-800-33ASSET, P.I.N. 3370.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.


                                Date: May 1, 2004

THE STAAR INVESTMENT TRUST
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                                              Page
                                     PART B:

             General Information And History                   1


             Description of the Funds and
             Their Investments and Risks                       1


             Management of the Funds                           3


             Control Persons and Principal Holders
                of Securities                                  4


             Investment Advisory and Other Services            4


             Brokerage Allocation and Other Practices          4


             Purchase, Redemption and Pricing of
                Securities Being Offered                       5

             Tax Status                                        5

             Calculation of Performance Data                   6

             Other Information                                 7

             Financial Statements                              8


                                     PART C

             Other Information                                22

Item 12 - HISTORY

    The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 12 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

    As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

    The Funds are:
                       Intermediate Bond Fund (IBF)
                       Long-Term Bond Fund (LTBF)
                       Larger Company Stock Fund (LCSF)
                       Smaller Company Stock Fund (SCSF
                       International Fund (INTF)
                       AltCat Fund (ACF)

     Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

     (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

     (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

     (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees will attempt to avoid purchasing shares of any other mutual funds which utilize margin purchases other than in amounts less than five (5%) percent of its portfolio. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

     (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

     (5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

     (6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

     The purchase of real estate mortgage loans is permitted in the Bond Funds (IBF and LTBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

     (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

     (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

     (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

     The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any managers activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

     (10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

     (11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

     The Trust has certain non-fundamental policies which may be changed by the Trustees. Among these are the following:

     1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

     2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

     3) The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

Item 13 - MANAGEMENT OF THE FUNDS

    Trustees

    The board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

          NAME                POSITION HELD           PRINCIPAL OCCUPATION(S)
        & ADDRESS            WITH REGISTRANT            DURING PAST 5 YEARS
     J. Andre Weisbrod*      Trustee, Chairman        President, STAAR
     2508 Riva Ridge Ct.                              Financial Advisors, Inc.
     Wexford, PA 15090                                (Investment Advisor to
     Age 53                                           the Trust)

     Jeffrey A. Dewhirst     Trustee, Secretary       Investment Banker
     509 Glen Mitchel Rd.                             Principal, Dewhirst
     Sewickley, PA 15143                              Capital Corporation
     Age 53

     Thomas J. Smith         Trustee                  President & CEO,
     736 Beaver St.                                   Capmasters, Inc.
     Sewickley, PA 15143                              (A marketing firm)
     Age 64                                           Pittsburgh, PA

     John H. Weisbrod*(1)    Trustee                  Retired President of
     193 Norman Dr.                                   Sea Breeze Laboratories
     Cranberry, PA 16066
     Age 86

     Richard Levkoy          Trustee                  Accountant
     1122 Church St.
     Ambridge, PA 15003
     Age 50

* These people are interested persons.

(1) John H. Weisbrod is the father of J. Andre Weisbrod

Compensation


    Each Trustee was compensated at the rate of $225 per quarter in 2003.


Indemnification

     The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

    As a group, the board and officers of the Trust owned Fund Shares as follows:


                      Fund                           % Owned
                      ----                           -------
                      IBF                             1.33%
                      LTBF                            5.80%
                      LCSF                            1.91%
                      SCSF                            2.05%
                      INTF                            2.06%
                      ACF                             2.30%

Item 14 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES There are no Control Persons or Principal Holders to report.

Item 15 - INVESTMENT ADVISORY AND OTHER SERVICES

     The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust. Rick Katterson and John Toth, who are owners of an affiliated broker-dealer , Olde Economie Financial Consultants, Ltd., also own 5% or more of the Advisor.

     John H. Weisbrod, member of the Board of Trustees, is a 5% stockholder of the Advisor and father of J. Andre Weisbrod.

     Fees to be paid to the Advisor by terms of the Advisory Agreement (including "management-related service contract" provisions) are as follows: The Trust will pay the Advisor a fee based on the average daily assets in each Fund monthly as follows:


                 Monthly Rate*  Annualized*   2001 Amount Paid   2002 Amount Paid   2003 Amount Paid
                 -------------  -----------   ----------------   ----------------   ----------------
      IBF           .0525%         .63%           12,379             24,021             24,964
      LTBF          .0600%         .72%            7,011             10,531              6,311
      LCSF          .0750%         .90%           24,501             26,186             28,088
      SCSF          .0750%         .90%           25,359             26,582             29,407
      INTF          .0750%         .90%           18,014             17,172             19,162
      ACF           .0750%         .90%            9,022             10,219             13,611


        *These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.

     Under the Advisory Agreement and fees listed above, SFA also provides, directly or indirectly, and pays for other services. These include transfer agency, shareholder services, custody services, fund accounting, compliance, printing, advertising and general overhead.

     Item 15 E: Other Investment Advice. Beginning in 2002, the Advisor engaged Rick Katterson, CEO of Olde Economie Financial Consultants, Ltd., to regularly provide information and recommendations pertinent to the Trust's investment strategies. Mr. Katterson provides technical analysis, macroeconomic insights and consultation regarding specific investment vehicles. He does not have trading authority. The Advisor has compensated Mr. Katterson with stock options in the Advisor company.


TRANSFER AND DIVIDEND-PAYING AGENT

     STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237.

CUSTODIAN

     The Trust Company of Sterne, Agee & Leach Inc. 800 Shares Creek Parkway, Suite 125, Birmingham, AL 35209.

INDEPENDENT PUBLIC ACCOUNTANT

    Carson & Co. LLC, 201 Village Commons, Sewickley, PA 15143

Item 16 - BROKERAGE ALLOCATION AND OTHER PRACTICES

     Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

     It is anticipated that the Trust will use Mr. J. Andre Weisbrod, President of the Advisor, as a broker for a portion of the Trust's transactions. It is anticipated that, over time, the fees paid by the Trust to the Advisor may be less due to Mr. Weisbrod's ability to receive income from a portion of the Trust's transactions, including 12b-1 fees paid by some mutual funds owned by Trust Funds. Mr. Weisbrod is currently affiliated as a registered representative with Olde Economie Financial Consultants, Ltd. 511 State St., Baden, PA 15005. Prior to 7/1/98 he was affiliated with Hornor Townsend & Kent, 600 Dresher Rd., STE C2C, Horsham, PA 19044.

     The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid


 Fund            Broker-Dealer            1999       2000     2001     2002     2003   % of Comm Pd 2003
 -------------------------------------------------------------------------------------------------------
 IBF       Olde Economie Financial
           Consultants, Ltd                760        300     2,362    1,898    3,732         100%
 -------------------------------------------------------------------------------------------------------
 LTBF      Olde Economie Financial
           Consultants, Ltd                600        200       850      610      685         100%
 -------------------------------------------------------------------------------------------------------
 LCSF      Olde Economie Financial
           Consultants, Ltd              6,901      9,615     4,189    7,694    2,026         100%
 -------------------------------------------------------------------------------------------------------
 SCSF      Olde Economie Financial
           Consultants, Ltd              5,638      5,117     4,531    2,666    1,808         100%
 -------------------------------------------------------------------------------------------------------
 INTF      Olde Economie Financial
           Consultants, Ltd              3,392      7,206     3,304    2,450    1,646         100%
 -------------------------------------------------------------------------------------------------------
 ACF       Olde Economie Financial
           Consultants, Ltd              2,835        934     2,242    1,600    1,544         100%
 -------------------------------------------------------------------------------------------------------

NOTE: Commissions and payments to broker-dealers are estimated. Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings. 12b-1 "trailer" fees to broker-dealers are estimates only because they are reported by funds in groups not broken down by client. 12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds' shareholders. Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.


    12b-1 Plan

    Effective September 3, 1998 the Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

    Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

Item 17 - CAPITAL STOCK AND OTHER SECURITIES

     There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 18 - PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

     Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 19 - TAX STATUS

     The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 20 - UNDERWRITERS

     There are no underwriters of the Funds.

Item 21 - CALCULATION OF PERFORMANCE DATA

     Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

                             P(1 + T)n = ERV
         where:

               P = a hypothetical initial payment of $10,000

               T = average annual total return

               n = number of years

               ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

               Dividends and capital gains are assumed to be reinvested.


          Total Return Performance Since May 28, 1998 Public Inception


                                    IBF        LTBF        LCSF        SCSF        INTF         ACF
Payment                          $ 10,000    $ 10,000    $ 10,000    $ 10,000    $ 10,000    $ 10,000
Av. Annualized Tot Ret                6.2%        7.0%        2.4%        9.4%        0.8%        4.2%
Years: 5/28/97 to 12/31/03           6.59        6.59        6.59        6.59        6.59        6.59
Ending Value                     $ 14,951    $ 15,608    $ 12,891    $ 18,216    $ 10,556    $ 12,572


    Where Yield is calculated, the following formula is used:

                       YIELD = 2*[(((a-b)/cd) + 1) 6 - 1]

           where:

               a = dividends and interest earned during the period.

               b = expenses accrued for the period (net of reimbursements).

               c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

               d = the maximum offering price per share on the last day of the period.


                 Yield Calculation 30 Days Ended 12/31/2003

                                      IBF          LTBF        LCSF         SCSF         INTF          ACF
Divs & Int Earned                   12,823         1,838       10,512          460       31,198        8,380
Expenses  Accrued                    3,994           593        6,339         7177        4,673        3,522
Avg. Shrs. Outstanding              265586        38,465      356,496      316,166      310,788      192,560
Max Offer price end of Period        10.75          9.85        11.45        14.53         9.76        11.77

SEC 30 Day Yield                      3.74%         4.47%        1.23%       -1.75%       10.73%        2.59%

NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30 day yields may overstate the annualized yields.

    OTHER INFORMATION

    The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

    Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

Item 22 - FINANCIAL STATEMENTS

THIS LETTER IS NEEDED FROM CARSON


    STAAR INVESTMENT TRUST
    FINANCIAL STATEMENTS
    DECEMBER 31, 2003

    CERTIFIED PUBLIC ACCOUNTANTS
    CARSON & CO., LLC
    P.O. BOX 395
    201 VILLAGE COMMONS
    SEWICKLEY, PA 15143
    (412) 741-8588
    FAX (412) 741-0833

    Independent Auditor's Report

    To the Shareholders and Trustees
    Staar Investment Trust

    We have audited the statement of assets and liabilities, including the schedules of investments of Staar Investment Trust (comprising, respectively, the Intermediate Bond Fund, Long Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2003, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for the two years then ended, and the selected per share data and ratios for the periods indicated. These financial statements and selected per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and selected per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Staar Investment Trust as of December 31, 2002, the results of their operations and their cash flows for the year then ended, the changes in their net assets for the two years then ended, and the selected per share data and ratios for the periods indicated, in conformity with accounting principles generally accepted in the United States.


    Carson & Co., LLC
    Sewickley, PA
    February 24, 2004

                             STAAR INVESTMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
                                                              IBF         LTBF        LCSF        SCSF        INTF          ACF
-----------------------------------------------------------------------------------------------------------------------------------
                         ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments in Securities at Value Identified             $2,880,867     410,590    4,087,854   4,594,046   3,033,556    2,266,691
-----------------------------------------------------------------------------------------------------------------------------------
Interest Receivable                                           43,574       4,442           65          71          76           71
---------------------------------------------------------==========================================================================
                                            Total Assets   2,924,441     415,032    4,087,919   4,594,117   3,033,632    2,266,762
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                      LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Accounts Payable for Securities                                    0           0            0           0           0            0
-----------------------------------------------------------------------------------------------------------------------------------
Accounts Payable- Other                                        1,111         162        1,675       1,898       1,233          930
-----------------------------------------------------------------------------------------------------------------------------------
                                       Total Liabilities       1,111         162        1,675       1,898       1,233          930
---------------------------------------------------------==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
                       NET ASSETS                         $2,923,330     414,870    4,086,244   4,592,219   3,032,399    2,265,832
---------------------------------------------------------==========================================================================

-----------------------------------------------------------------------------------------------------------------------------------
       Shares of Beneficial Interest Outstanding             271,836      42,131      356,797     315,949     311,260      192,564
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
               Net Asset Value Per Share                  $    10.75        9.85        11.45       14.53        9.74        11.77
-----------------------------------------------------------------------------------------------------------------------------------


NOTE: The accompanying notes are an integral part of these financial statements.

1        INTERMEDIATE BOND FUND Portfolio Valuation Date 12/31/2003

                                                     SHARES OR
                                                     PRINCIPAL    UNIT                                                 UNREALIZED
                  POSITION                            AMOUNT      COST    PRICE       COST        VALUE       PERCENT  GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Cash Suspense (12b-1)                             8,076      1.00     1.00       8,076       8,076        0.3%         0
      Trust Company STAAR Accessor US Gov't            60,705      1.00     1.00      60,705      60,705        2.1%         0
                                                   -------------------------------------------------------------------------------
                                    Subtotal                                          68,781      68,781        2.4%         0

INTERMEDIATE BONDS
   US TREASURY OBLIGATIONS
       US Treasury Note 6.5 due 5/15/05                20,000    100.16   106.88      20,032      21,375        0.7%     1,343
       US Treasury Note 5.25 due 5/15/04               30,000     98.25   101.56      29,474      30,469        1.1%       995
                                                   -------------------------------------------------------------------------------
                                    Subtotal                                          49,506      51,844        1.8%     2,338
GOVERNMENT AGENCY OBLIGATIONS
       Fed Nat'l Mtg Assoc 3.66 4/30/08 c'04          200,000    100.39   100.59     200,776     201,188        7.0%       412
       Fed Nat'l Mtg Assoc 5.125 4/22/13 c'04          50,000    101.95   100.44      50,973      50,219        1.7%      (754)
       Fed Nat'l Mtg Assoc 5.36 due 11/29/11 c'04      75,000    101.27   102.50      75,950      76,875        2.7%       925
       Fed Nat'l Mtg Assoc. 5.25 1/15/09               50,000     98.51   107.63      49,255      53,813        1.9      4,557
       Fedl Farm Cr Bank 5.35 due12/11/08             115,000     99.22   107.98     114,100     124,177        4.3%    10,077
       Fedl Home Ln Bank Bond 5.355 1/05/09            50,000     97.31   108.19      48,657      54,094        1.9%     5,437
       Fedl Home Ln Bank Bond 5.785 4/14/08            50,000    101.60   109.72      50,800      54,860        1.9%     4,059
       Fed'l Home Ln Bank Bond 6.05 5/17/12 c'04      150,000     99.88   101.59     149,816     152,391        5.3%     2,575
       Fed'l Home Ln Bank Bond 6.25 due 1/23/12       100,000    100.08   100.25     100,084     100,250        3.5%       166
       Fedl Home Ln Mtg Corp Deb 2.625 2/15/06        100,000    100.45   100.13     100,450     100,130        3.5%      (320)
       Fedl Home Ln Mtg Corp Deb 5.125 10/15/08       130,000     98.86   107.25     128,512     139,425        4.8%    10,913
       Fedl Home Ln Mtg Corp Deb 5.25 1/15/06          80,000    100.31   106.38      80,249      85,100        3.0%     4,851
                                                   -------------------------------------------------------------------------------
                                    Subtotal                                       1,149,624   1,192,521       41.4%    42,897
CORPORATE OBLIGATIONS
       AOL Time Warner 6.125 4/15/06                   50,000    104.37   107.65      52,184      53,825        1.9%     1,641
       AOL Time Warner 6.15 5/1/07                     50,000    102.88   108.80      51,438      54,400        1.9%     2,962
       AT&T Corp 7.0 due 5/15/05                       50,000    103.69   105.99      51,845      52,995        1.8%     1,150
       Bank One Corp 6.875 8/01/06                     40,000    102.95   110.58      41,179      44,232        1.5%     3,053
       Capital One Bank 6.65 3/15/04                   50,000    100.33   100.97      50,164      50,485        1.8%       321
       Capital One Bank 6.875 2/1/06                  100,000    102.16   108.18     102,163     108,180        3.8%     6,017
       CIT Group 6.5 2/7/06                           100,000    102.17   108.29     102,173     108,290        3.8%     6,117
       CP&L Energy 5.95 3/01/09                        50,000     98.35   109.23      49,175      54,615        1.95     5,440
       Disney 4.875 7/2/04                             50,000    100.98   101.73      50,490      50,865        1.8%       375
       Duke Capital Corp 6.25 7/15/05 NC              100,000    101.81   105.06     101,815     105,060        3.6%     3,245
       Duke Capital Corp 7.25 10/1/04                 125,000    101.83   103.44     127,287     129,300        4.5%     2,013
       Ford Motor Cr 5.75 due 2/23/04                  75,000    100.61   100.59      75,456      75,443        2.6%       (13)
       Ford Motor Cr 7.75 due 2/15/07                 100,000    102.05   109.22     102,047     109,220        3.8%     7,173
       Gen Mtrs Corp Nts 7.1 3/15/06 NC                20,000    106.46   107.84      21,292      21,568        0.7%       276
       Haliburton 6.0 8/1/06                          100,000    101.77   107.02     101,767     107,020        3.7%     5,253
       Hertz Corp 6.625 5/15/08                        50,000    101.22   104.33      50,609      52,165        1.8%     1,556
       Household Finl. Corp 5.875 2/1/09               50,000    100.94   108.59      50,470      54,295        1.9%     3,825
       Lehman Brothers 6.625 due 4/01/04               50,000     98.71   101.30      49,356      50,650        1.8%     1,294
       Mellon Financial Co. 6.0 due 3/01/04            40,000    100.07   100.73      40,029      40,292        1.5%       263
       Morgan Stanley Nts 5.625 due 1/20/04            50,000     99.78   100.17      49,891      50,085        1.7%       194
       Motorola Inc Note 5.8 10/15/08                  40,000     91.41   106.07      36,563      42,428        1.5%     5,865
       Sears Accept Corp  6.92 due 6/17/04             40,000    103.92   102.17      41,568      40,868        1.4%      (700)
       Sears Accept Corp  7.0 6/15/07                 100,000    104.29   111.44     104,293     111,440        3.9%     7,147
                                                   ------------------------------------------------------------------------------
                                    Subtotal                                       1,503,253   1,567,721       54.4%    64,468
                                                   ==============================================================================
                                                                 TOTALS            2,771,164   2,880,867        100%   109,703



See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

LONG TERM BOND FUND Portfolio Valuation Date 12/31/2003

----------------------------------------------------------------------------------------------------------------------------------
                                                 SHARES OR
                                                 PRINCIPAL     UNIT                                                     UNREALIZED
                 POSITION                         AMOUNT       COST     PRICE         COST         VALUE     PERCENT   GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                         3,287         1.00     1.00       3,287       3,287       0.8%         0
      Trust Company STAAR Accessor US Gov't         16,346         1.00     1.00      16,346      16,346       4.0%         0
                                          ----------------------------------------------------------------------------------------
                                  Subtotal                                            19,633      19,633       4.2%         0
   GOVERNMENT AGENCY OBLIGATIONS
       Fed'l Home Ln Bank 6.5 due 5/10/17 c'05      70,000       100.01   104.63      70,007      73,238      17.8%     3,230
       Fed'l Home Ln Bank 2.45 12/19/06 c'04        25,000        99.81    99.28      24,951      24,820       6.0%      (131)
       Fedl Farm Cred Bk 4.97 9/16/15              100,000       101.64   101.22     101,638     101,219      24.7%      (419)
       Fedl Farm Cred Bk 6.9 due 9/08/15 NC         40,000       101.86   118.59      40,746      47,436      11.6%     6,690
                                          ----------------------------------------------------------------------------------------
                                  Subtotal                                           237,343     246,713     60.14%     9,370
   CORPORATE OBLIGATIONS
       Arkansas Power & Lt 7.0 due 10/1/23 c'13     25,000       103.43   102.15      25,857      25,538       6.2%      (319)
       Ford Motor Credit MTN 7.0 9/20/10            40,000       100.93   100.12      40,371      40,048       9.8%      (323)
       GMAC 6.875 due 9/15/11                       40,000        99.78   107.71      39,913      43,084      10.5%     3,171
       Lehman Bros. Hldgs 7.0 due 5/12/14 c'04      35,000        94.30   101.64      33,004      35,574       8.7%     2,570
                                          ----------------------------------------------------------------------------------------
                                  Subtotal                                           139,144     144,244      35.1%     5,100
                                                                            ======================================================
                                                                 TOTALS                396,120   410,590     100.0%    14,470



See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

3        LARGER COMPANY STOCK FUND Portfolio Valuation Date 12/31/03

                                                                 Unit                                                   UNREALIZED
                 Position                            Shares      Cost      Price      Cost       Value        Percent   GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                          4,543       1.00      1.00       4543        4,543        0.1%          0
       Trust Co. STAAR Accessor US Gov't             96,584       1.00      1.00      96584       96,584        2.4%          0
       ProFunds Money Market Srv                          6       1.00      1.00          6            6        0.0%          0
                                                  --------------------------------------------------------------------------------
                                 SUBTOTAL                                            101133    101,132.68       2.5%          0
U.S. LARGER CO. STOCK FUNDS
       Bear Stearns Insider Select A                 16,176      15.29     17.16    247,397      277,574        6.8%     30,178
       Dodge & Cox Stock Fund                         1,012      91.79    113.78     92,920      115,180        2.8%     22,260
       Fundamental Investors Fund                    12,387      29.49     28.85    365,272      357,376        8.7%     (7,896)
       iShares DJ US Consumer Cyclicals               1,000      49.53     55.40     49,527       55,400        1.4%      5,873
       Mairs & Power Growth Fund                      5,600      12.69     60.90     71,043      341,021        8.3%    269,979
       Parnassus Inc Equity Inc.                      3,103      21.57     24.00     66,932       74,470        1.8%      7,537
       ProFunds Biotech Svc                             477      29.66     38.46     14,139       18,332        0.4%      4,193
       ProFunds OTC Svc                                 599      50.32     55.13     30,148       33,030        0.8%      2,883
       Putnam Fund For Growth & Income               24,225      18.32     17.70    443,760      428,774       10.5%    (14,986)
       Torray Fund                                    9,680      37.32     39.98    361,239      387,009        9.5%     25,770
       Washington Mutual Investors Fund               9,798      27.89     28.78    273,261      281,992        6.9%      8,731
       iShares DJ US Healthcare Sector Index Fd         400      54.63     56.98     21,851       22,792        0.6%        941
       iShares DJ US Tech Sector Index Fund           1,500      41.95     48.51     62,927       72,765        1.8%      9,838
       iShares DJ US Basic Materials Sector Fd        1,800      39.19     45.59     70,549       82,062        2.0%     11,513
       iShares DJ US Finan Sector Index Fund            300      81.67     88.04     24,502       26,412        0.6%      1,910
       iShares DJ US Consumer Non-Cyclicals             700      47.24     48.30     33,068       33,810        0.8%        742
       ProFunds Energy Ultra Sector Srv               2,056      14.59     15.13     30,000       31,110        0.8%      1,110
       ProFunds Ultra Dow 30 Srv                        988      30.37     30.97     30,016       30,609        0.7%        593
                                                  --------------------------------------------------------------------------------
                                 SUBTOTAL                                         2,288,551    2,669,720       65.3%    381,169


U.S. MID-CAP LARGER CO. STOCK FUNDS
       Calamos Growth A                               6,778      36.75     44.78    249,057      303,513        7.4%     54,456
       Franklin Rising Dividends                     15,255      24.58     29.66    374,918      452,455       11.1%     77,537
       iShares Russell Midcap Growth Index Fd         3,200      62.80     73.70    200,971      235,840        5.8%     34,869
       Navellier MidCap Growth                       10,203      19.60     22.77    200,000      232,330        5.7%     32,330
       ProFunds Ultra Mid-Cap Srv                     2,043      19.50     27.65     39,841       56,489        1.4%     16,648
       ProFunds Utilities Ultra Sector                2,882      10.41     12.62     30,000       36,373        0.9%      6,373
                                                  --------------------------------------------------------------------------------
                                 SUBTOTAL                                         1,094,788    1,317,001       32.2%    222,213
                                                                                 =================================================
       TOTALS                                                                     3,484,472    4,087,854        100%    603,382



See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

4        SMALLER COMPANY STOCK FUND Portfolio Valuation 12/31/03

---------------------------------------------------------------------------------------------------------------------------------
                                                               UNIT                                                   UNREALIZED
                POSITION                         SHARES        COST     PRICE        COST         VALUE      PERCENT  GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
      Cash Suspense (12b-1)                      5,079.00      1.00      1.00        5,079         5,079       0.1%         0
      Franklin Money Fund                       60,644.91      1.00      1.00       60,645        60,645       1.3%         0
      Trust Co. STAAR Accessor US Gov't         75,128.23      1.00      1.00       75,128        75,128       1.6%         0
      ProFunds Money Market                     35,008.25      1.00      1.00       35,008        35,008       0.8%         0
                                         ----------------------------------------------------------------------------------------
                                 SUBTOTAL                                          175,860       175,860       3.8%         0

 U.S. SMALLER MID-CAP STOCK MUTUAL FUNDS
       FAM Value                                 1,640.12     36.33     41.15       59,579        67,491       1.5%     7,911
                                         ----------------------------------------------------------------------------------------
                                 SUBTOTAL                                           59,579        67,491       1.5%     7,911
U.S. SMALLER CO. STOCK MUTUAL FUNDS
       Bjurman & Barry Micro Cap Growth          9,219.92     24.95     33.89      230,000       312,463       6.8%    82,463
       FBR Small Cap Value A                       763.45     26.22     32.45       20,021        24,774       0.5%     4,753
       Franklin SmallCap Value A                11,369.97     24.13     30.49      274,346       346,670       7.5%    72,324
       Wasatch Small Cap Value                  98,986.97      4.51      5.30      446,098       524,631      11.4%    78,533
       Hennessy Cornerstone Growth               4,426.79     13.75     19.35       60,847        85,658      1.95%    24,812
       iShares Russell 2000 Growth Index Fd      3,200.00     52.25     59.26      167,188       189,632       4.1%    22,445
       Columbia Acorn Z Fund                    21,213.49     17.83     22.56      378,182       478,576      10.4%   100,395
       ProFunds Ultra Small-Cap Srv             12,981.60     14.28     18.57      185,425       241,068       5.2%    55,644
       Royce Opportunity Fund                   43,580.77      7.85     12.14      342,303       529,071      11.5%   186,768
       RS Smaller Co. Growth Fund                7,607.38     17.08     20.58      129,908       156,560       3.4%    26,652
       T Rowe Price New Horizons Fund           14,583.62     22.78     24.80      332,257       361,674       7.9%    29,417
       Value Line Emerging Opps                  3,746.85     17.51     22.56       65,594        84,529       1.8%    18,935
                                         -----------------------------------------------------------------------------------------
                                 SUBTOTAL                                        2,632,167     3,335,306      72.6%   703,139

U.S. MICROCAP STOCK MUTUAL FUNDS
       Franklin MicroCap Value                  17,493.71     20.86     32.37      364,884       566,271     12.3%    201,388
       Oberweis MicroCap                        17,102.73     17.94     26.26      306,875       449,118      9.8%    142,243
                                         -----------------------------------------------------------------------------------------
                                 SUBTOTAL                                          671,759     1,015,389     22.1%    343,630
                                                                            ======================================================
        TOTALS                                                                   3,539,365     4,594,046      100%  1,054,681


See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

5 INTERNATIONAL FUND Portfolio Valuation Date 12/31/03

---------------------------------------------------------------------------------------------------------------------------------
                                                               UNIT                                                   UNREALIZED
                POSITION                         SHARES        COST     PRICE        COST         VALUE      PERCENT  GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                     1,862.00      1.00      1.00        1,862         1,862      0.1%          0
       Trust Company STAAR Accessor US Gov't   137,826.12      1.00      1.00      137,826       137,826      4.5%          0
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          139,688       139,688      4.6%          0

INTERNATIONAL STOCK MUTUAL FUNDS
       AF Europacific Fund                      12,239.03     31.54     30.21      385,988       369,741      12.2%    (16,247)
       CS International Focus Fund              15,330.85     12.46     10.59      191,030       162,354       5.4%    (28,676)
       Harbor International                      9,428.21     28.64     36.79      270,059       346,864      11.4%     76,805
       iShares MSCI Mexico Index Fd              1,500.00     14.08     17.08       21,115        25,620       0.8%      4,505
       iShares MSCI Netherlands Index Fd         2,500.00     13.97     16.36       34,927        40,900       1.3%      5,973
       iShares MSCI Spain Index Fd                 500.00     20.17     27.60       10,086        13,800       0.5%      3,715
       iShares MSCI Taiwan Index Fd              1,500.00     10.80     11.24       16,202        16,860       0.6%        658
       Marsico Int'l Opportunities              29,251.37      9.23     10.26      270,000       300,119       9.9%     30,119
       Putnam International Capital Opp A       17,290.13     15.50     18.90      268,071       326,783      10.8%     58,712
       Putnam International Equity A               155.92     19.91     20.66        3,104         3,221       0.1%        117
       Templeton Foreign Fund A                 37,936.36      9.49     10.64      360,112       403,643      13.3%     43,531
       T Rowe Price International Fund           7,252.94     11.56     11.49       83,816        83,336       2.7%       (480)
       iShares S&P Latin America 40 Index Fund     700.00     52.35     58.84       36,648        41,188       1.4%      4,540
       iShares MSCI Belgium Index Fd             3,200.00     11.79     12.95       37,724        41,440       1.4%      3,716
       iShares MSCI Germany Index Fd             1,000.00     12.54     16.19       12,539        16,190       0.5%      3,651
       iShares MSCI Italy Index Fd               1,000.00     17.32     19.72       17,316        19,720       0.7%      2,404
       iShares MSCI Japan Index Fd               1,000.00      9.30      9.64        9,299         9,640       0.3%        341
       iShares MSCI Singapore Index Fd           2,000.00      6.08      6.00       12,159        12,000       0.4%       (159)
                                               -----------------------------------------------------------------------------------
                                 SUBTOTAL                                        2,040,193     2,233,419      73.6%    193,226
DEVELOPING MARKETS MUTUAL FUNDS
       Templeton Developing Markets Trust A     28,561.00     12.56     14.99      358,847       428,129      14.1%     69,282
       Dreyfus Premier Emerging A               13,820.31     11.74     16.81      162,319       232,319       7.7%     70,001
                                               -----------------------------------------------------------------------------------
                                 SUBTOTAL                                          521,166       660,449      21.8%    139,283
                                                                                ==================================================
         TOTALS                                                                  2,701,047     3,033,556     100.0%    332,509



See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

6 ALTCAT FUND Portfolio Valuation 12/31/03

---------------------------------------------------------------------------------------------------------------------------------
                                                               UNIT                                                   UNREALIZED
                POSITION                         SHARES        COST     PRICE        COST         VALUE      PERCENT  GAIN/(LOSS)
---------------------------------------------------------------------------------------------------------------------------------
CASH & EQUIVALENTS
       Cash Suspense (12b-1)                        914        1.00      1.00          914           914       0.0%          0
       Trust Company STAAR Accsessor US Gov't    27,954        1.00      1.00      127,954       127,954       5.6%          0
       ProFunds Money Market                     15,002        1.00      1.00       15,002        15,002       0.7%          0
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          143,870       143,870       6.3%          0

US MID-CAP LARGER CO. STOCK MUTUAL FUNDS
       iShares Russell Midcap Growth Index        2,300       62.97     73.70      144,837       169,510       7.5%     24,673
       ProFunds Ultra Mid-Cap Srv                 1,018       19.64     27.65       20,000        28,156       1.2%      8,156
       Muhlenkamp Fund                            3,153       45.36     63.51      143,016       200,235       8.8%     57,219
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          307,853       397,900      17.6%     90,049

US SMALLER CO. STOCK MUTUAL FUNDS
       ProFunds Ultra Small-Cap Srv               2,250       13.33     18.57       30,001        41,782       1.8%     11,781
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                           30,001        41,782       1.8%     11,781
GLOBAL SMALLER CO. STOCK MUTUAL FUNDS
       Franklin Mutual Series Discovery Fund I    6,458       18.55     20.66      119,823       133,428       5.9%     13,605
       AF SmallCap World Fund                     7,237       26.10     26.77      188,879       193,725       8.5%      4,847
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                          308,702       327,153      14.4%     18,451
ALTERNATIVE CATEGORIES
       Franklin BioTech Discovery Fund I          1,554       48.27     47.93       75,000        74,474       3.3%       (526)
       Franklin Gold Fund I                       1,701       15.83     19.43       26,927        33,047       1.5%      6,120
       Franklin Real Estate Securities Fund I     5,507       16.08     21.50       88,553       118,396       5.2%     29,843
       Franklin Natural Resources Fund I          8,546       16.48     17.93      140,800       153,223       6.8%     12,424
       iShares MSCI Australia Index                 500       10.19     13.36        5,095         6,680       0.3%      1,585
       iShares S&P Latin America 40 Index           400       50.53     58.84       20,211        23,536       1.0%      3,325
       iShares MSCI Netherlands Index             1,500       13.54     16.36       20,317        24,540       1.1%      4,224
       iShares MSCI Taiwan Index                    500       10.66     11.24        5,328         5,620       0.2%        292
       iShares MSCI Mexico Index                  1,000       14.11     17.08       14,105        17,080       0.8%      2,975
       iShares DJ US Consumer Cyclicals           1,200       49.72     55.40       59,660        66,480       2.9%      6,820
       iShares DJ US Healthcare Sector Index        700       54.93     56.98       38,452        39,886       1.8%      1,434
       Ivy Pacific Opportunities Fund A          12,892        8.01      9.11      103,329       117,446       5.2%     14,117
       ProFunds Europe Ultra Srv                  1,847       10.58     13.46       19,544        24,864       1.1%      5,320
       ProFunds Utilities Ultra Sector Srv        1,195        9.71     12.62       11,605        15,080       0.7%      3,475
       Vanguard Energy                            2,769       25.27     29.85       69,962        82,652       3.6%     12,689
       Vanguard Health Care                         557       98.78    120.57       54,984        67,110       3.0%     12,126
       Live Oak Health Sciences                   1,720        8.72      9.56       15,000        16,444       0.7%      1,444
       Light Revolution Fund                     12,540        8.79      8.63      110,199       108,219       4.8%     (1,981)
       Invesco Technology II                      1,489       32.43     24.61       48,293        36,648       1.6%    (11,645)
       Neuberger & Berman Focus Adv               8,796       16.48     18.41      145,000       161,933       7.1%     16,933
       iShares DJ US Tech Sector Index Fund       1,500       42.15     48.51       63,227        72,765       3.2%      9,538
       iShares DJ US Basic Materials Sector Ind   1,000       40.17     45.59       40,166        45,590       2.0%      5,424
       iShares DJ US Consumer Non-Cyclicals         400       47.26     48.30       18,903        19,320       0.9%        417
       iShares MSCI Belgium Index Fund            1,000       12.83     12.95       12,828        12,950       0.6%        122
       iShares MSCI Singapore Index Fund          2,000        6.12      6.00       12,238        12,000       0.5%       (238)
                                               ----------------------------------------------------------------------------------
                                 SUBTOTAL                                        1,219,725     1,355,984      59.8%    136,259
                                                                                =================================================
         TOTALS                                                                  2,010,151     2,266,691       100%    256,540




See notes to financial statements

Note: This portfolio valuation does not include accrued income and expense. Therefore, the total value shown above is not the same as the net asset value.

                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003


                     INVESTMENT INCOME                          IBF        LTBF        LCSF        SCSF       INTF         ACF
                     -----------------                          ---        ----        ----        ----       ----         ---
Mutual Fund Dividends (Including Money Market Funds)        $   1,190        310      30,680       2,329      41,854      12,346
Interest                                                      192,743     50,600           0           0           0           0
                                                       --------------------------------------------------------------------------
                                 Total Income                 193,933     50,910      30,680       2,329      41,854      12,346

                          EXPENSES
                          --------
Advisory Fees                                                  24,964      6,311      28,088      29,407      19,162      13,611
Custodian fees                                                  2,665        554       2,134       2,199       1,436       1,037
Directors' Fees                                                   845        176         677         698         456         329
Registration Fees                                               1,220        253         977       1,007         657         474
Taxes                                                             280         59         226         233         152         110
Bookkeeping Fees                                                2,463        512       1,972       2,032       1,327         958
Auditing Fees                                                   6,816      1,416       5,460       5,628       3,673       2,651
Legal                                                           1,700        353       1,360       1,403         916         661
Insurance                                                       3,231        671       2,587       2,666       1,741       1,256
Transfer Agency & Shareholder Services                          2,531        526       2,026       2,088       1,363         984
Total Marketing Distribs: 12-b-1                                1,830     (1,096)      3,259       3,095       3,449       2,878
Other                                                           4,712        980       3,773       3,888       2,538       1,833
                                                       --------------------------------------------------------------------------
                        Total Expenses                         53,257     10,715      52,539      54,344      36,870      26,782
                        Over/(under) Carson's #s                    0         (0)          0          (0)         (0)         (0)
                        Net Investment Income                 140,676     40,195     (21,859)    (52,015)      4,984     (14,436)
                        --------------------           --------------------------------------------------------------------------
                        Over/(under) Carson's #s                    0          0           0           0           1           0
REALIZED & UNREALIZED APPRECIATION ON INVESTMENTS
-------------------------------------------------
Realized Long & Short Term Capital Gains / (Losses)            50,443     63,976    (468,292)    (26,141)   (138,367)    (42,894)
Unrealized Appreciation (Depreciation) during Period         (26,456)    (50,128)  1,122,946   1,282,923     778,641     474,860
                                                       --------------------------------------------------------------------------
Net Realized & Unrealized Appreciation (Depreciation)          23,987     13,848     654,654   1,256,783     640,274     431,966

NET INCREASE/(DEC.) IN NET ASSETS FROM OPERATIONS           $ 164,663     54,043     632,795   1,204,768     645,258     417,530
-------------------------------------------------      ==========================================================================


        NOTE: The accompanying notes are an integral part of these financial statements.

            STAAR INVESTMENT TRUST STATEMENT OF CHANGES IN NET ASSETS

                                                    INTERMEDIATE BOND FUND
                                     YEAR
                                     ENDED    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                   12/31/03   12/31/02      12/31/01     12/31/00    12/31/99
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net            140,676     143,709      97,439     $81,175     $71,824
  Net realized gain (loss) on
Investments                           50,443       5,008       7,291      (4,037)        (67)
 Unrealized Appreciation
(depreciation) of investments        (26,456)    116,946      21,367      51,968     (70,701)
 Net increase (decrease) in net
Assets resulting From operations     164,663     265,663     126,096     129,106       1,056

Distributions to Shareholders
from:
  Investment income                 (169,676)   (126,071)    (85,991)    (79,734)    (63,731)
 Realized long term Gains            (36,424)          0      (3,469)          0           0
 Total distributions                (206,102)   (126,071)    (89,460)    (79,734)    (63,731
                                                            ---------    --------    -------

 Capital share Transactions
(Note 3)
       Purchases                   1,206,020   2,164,291   1,532,623     431,203     609,981
       Redemptions                 (2,824,11)   (920,133)   (353,325)   (570,521)   (189,433)
       Reinvestment of dividends     205,207     125,615      88,838      78,995      63,090
Net increase in net Assets
resulting From capital share
Transactions                      (1,412,884)  1,369,793   1,268,136     (60,323)    483,638

 Net assets Beginning of period    4,377,653   2,868,288   1,563,515   1,574,466   1,153,503
 Net assets End of period          2,923,330   4,377,653   2,868,286   1,563,515   1,574,466
                                                          ----------  ----------   ---------
 Total increase in Net assets     (1,454,323)  1,509,365   1,304,773     (10,951)    420,963
                                                          ----------   ----------  ---------

                                                                         LONG-TERM BOND FUND
                                        YEAR ENDED   YEAR ENDED      YEAR ENDED   YEAR ENDED  YEAR ENDED
                                         12/31/03     12/31/02        12/31/01     12/31/00    12/31/99
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net                  40,195       66,109         55,789        51,959     $41,785
  Net realized gain (loss) on
Investments                                63,976      (22,734)         1,565          (678)        359
 Unrealized Appreciation
(depreciation) of investments             (50,128)      81,709          3,902        25,962     (79,009)
 Net increase (decrease) in net
Assets resulting From operations           54,043      125,084         61,256        77,243     (36,865)

Distributions to Shareholders
from:
  Investment income                       (57,912)     (65,331)       (53,257)      (49,572)    (38,842)
 Realized long term Gains                 (33,941)           0           (887)            0        (359)
 Total distributions                      (91,853)     (65,331)       (54,144)      (49,572)     (39,201)
                                                                    ---------      --------     --------

 Capital share Transactions
(Note 3)
       Purchases                           26,113      612,446        449,826       124,883     270,956
       Redemptions                     (1,294,160)    (333,701)      (172,438)     (120,007)    (24,577)
       Reinvestment of dividends           90,267       64,921         53,629        49,044      38,724
Net increase in net Assets
resulting From capital share
Transactions                           (1,177,780)     343,666        331,022        53,920     285,103

 Net assets Beginning of period         1,630,460    1,227,041        888,912       807,321     598,284
 Net assets End of period                 414,870    1,630,460      1,227,041       888,912     807,321
                                                                   ----------      --------     -------
 Total increase in Net assets          (1,215,590)     403,419        338,129        81,591     209,037
                                                                   ----------      --------     -------

                                         LARGER COMPANY STOCK FUND
                                  YEAR ENDED  YEAR ENDED  YEAR ENDED

                                   12/31/03    12/31/02    12/31/01
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net           (21,859)    (25,834)     (2,956)
  Net realized gain (loss) on
Investments                        (468,292)    (79,193)    (65,115)
 Unrealized Appreciation
(depreciation) of investments      1,122,947   (486,178)   (203,964)
 Net increase (decrease) in net
Assets resulting From operations     632,796   (591,205)   (272,035)

Distributions to Shareholders
from:
  Investment income                        0           0          0
 Realized long term Gains                  0           0          0
 Total distributions                       0           0          0
                                                           --------

 Capital share Transactions
(Note 3)
       Purchases                   1,135,873     838,044     674,457
       Redemptions                 (419,013)   (353,477)   (238,546)
       Reinvestment of dividends           0           0           0
Net increase in net Assets
resulting From capital share
Transactions                         716,860     484,567     435,911

 Net assets Beginning of period    2,736,589   2,843,227   2,679,351
 Net assets End of period          4,086,244   2,736,589   2,842,227
                                                          ----------
 Total increase in Net assets      1,349,655   (106,638)     163,876





                                          INTERNATIONAL FUND
                                   YEAR ENDED  YEAR ENDED  YEAR ENDED

                                   12/31/03    12/31/02    12/31/01
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net               4,984    (20,252)       6,130
  Net realized gain (loss) on
Investments                         (138,367)   (292,342)   (101,035)
 Unrealized Appreciation
(depreciation) of investments         778,641      10,235   (294,202)
 Net increase (decrease) in net
Assets resulting From operations      645,258   (302,359)   (389,107)

Distributions to Shareholders
from:
  Investment income                   (4,613)           0     (7,461)
 Realized long term Gains                   0           0           0
 Total distributions                  (4,613)           0     (7,461)
                                                              -------

 Capital share Transactions
(Note 3)
       Purchases                    2,392,151     376,886     386,360
       Redemptions                (1,679,640)   (324,689)   (180,245)
       Reinvestment of dividends        4,607           0       7,446
Net increase in net Assets
resulting From capital share
Transactions                          717,118      52,197     213,561

 Net assets Beginning of period     1,674,636   1,924,798   2,107,805
 Net assets End of period           3,032,399   1,674,636   1,924,798
                                                           ----------
 Total increase in Net assets       1,357,763   (250,162)   (183,007)






                                         LARGER COMPANY STOCK FUND
                                   YEAR ENDED  YEAR ENDED  YEAR ENDED
                                    12/31/00    12/31/99    12/31/03
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net           $(3,786)   $ (2,723)      (52,015)
  Net realized gain (loss) on
Investments                          154,850     173,501      (26,141)
 Unrealized Appreciation
(depreciation) of investments      (226,065)     154,541     1,282,924
 Net increase (decrease) in net
Assets resulting From operations    (75,001)     325,319     1,204,768

Distributions to Shareholders
from:
  Investment income                  (2,343)     (6,573)             0
 Realized long term Gains          (149,381)   (166,331)             0
 Total distributions               (151,724)   (172,904)             0
                                   ---------  ----------

 Capital share Transactions
(Note 3)
       Purchases                     542,199     361,449     1,118,151
       Redemptions                 (217,692)   (107,691)     (339,780)
       Reinvestment of dividends     151,388     172,433             0
Net increase in net Assets
resulting From capital share
Transactions                         475,895     426,191       778,371

 Net assets Beginning of period    2,430,181   1,851,575     2,609,080
 Net assets End of period          2,679,351   2,430,181     4,592,219
                                   ---------   ---------
 Total increase in Net assets        249,170     578,606     1,983,139





                                       INTERNATIONAL FUND
                                   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                    12/31/00     12/31/99     12/31/03
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net             $3,458      $6,735      (14,436)
  Net realized gain (loss) on
Investments                          218,236      85,455      (42,894)
 Unrealized Appreciation
(depreciation) of investments      (640,187)     512,583       474,860
 Net increase (decrease) in net
Assets resulting From operations   (418,493)     604,773       417,530

Distributions to Shareholders
from:
  Investment income                 (31,448)    (17,629)             0
 Realized long term Gains          (190,275)    (74,957)             0
 Total distributions               (221,723)    (92,586)             0
                                   ---------    --------

 Capital share Transactions
(Note 3)
       Purchases                     483,468     276,101       939,859
       Redemptions                 (135,778)   (309,286)     (171,060)
       Reinvestment of dividends     221,172      92,307             0
Net increase in net Assets
resulting From capital share
Transactions                         568,862      59,122       768,799

 Net assets Beginning of period    2,179,159   1,607,850     1,079,503
 Net assets End of period          2,107,805   2,179,159     2,265,832
                                   ----------  ---------
 Total increase in Net assets       (71,354)     571,309     1,186,329



                                        SMALLER COMPANY STOCK FUND
                                 YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                  12/31/02    12/31/01    12/31/00    12/31/99
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net           (53,056)   (23,048)   $(15,838)  $(12,620)
  Net realized gain (loss) on
Investments                        (110,086)     50,209     296,509    175,090
 Unrealized Appreciation
(depreciation) of investments      (417,644)     11,366   (274,818)    363,491
 Net increase (decrease) in net
Assets resulting From operations   (580,786)     38,528       5,853    525,961

Distributions to Shareholders
from:
  Investment income                        0          0    (75,103)   (25,047)
 Realized long term Gains                  0   (40,326)   (205,505)  (137,565)
 Total distributions                       0   (40,326)   (280,608)  (162,612)
                                               --------   ---------  ---------

 Capital share Transactions
(Note 3)
       Purchases                     643,364    504,603     595,386    294,339
       Redemptions                 (501,485)  (163,558)   (209,779)  (152,934)
       Reinvestment of dividends           0     40,123     278,822    161,321
Net increase in net Assets
resulting From capital share
Transactions                         141,879    381,168     664,429    302,726

 Net assets Beginning of period    3,047,987  2,668,616   2,278,942  1,612,867
 Net assets End of period          2,609,080  3,047,087   2,668,616  2,278,942
                                             ----------  ----------  ---------
 Total increase in Net assets      (438,907)    379,371     389,674    666,075
                                               --------    --------    -------



                                                  ALTCAT FUND
                                  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                   12/31/02    12/31/01    12/31/00    12/31/99
INCREASE IN NET ASSETS FROM
OPERATIONS:
  Investment income - net           (11,001)      (784)        $324     $2,337
  Net realized gain (loss) on
Investments                         (31,534)     15,346      53,346     10,602
 Unrealized Appreciation
(depreciation) of investments      (154,994)  (117,972)    (25,303)    114,877
 Net increase (decrease) in net
Assets resulting From operations   (197,529)  (103,410)      28,367    127,816

Distributions to Shareholders
from:
  Investment income                        0    (2,071)     (9,827)    (4,157)
 Realized long term Gains                  0   (13,426)    (44,019)    (8,868)
 Total distributions                       0   (15,497)    (53,846)   (13,025)
                                               --------    --------   --------

 Capital share Transactions
(Note 3)
       Purchases                     285,639    301,482     437,123     78,673
       Redemptions                 (102,938)   (61,346)    (77,475)   (10,699)
       Reinvestment of dividends           0     15,497      53,846     13,023
Net increase in net Assets
resulting From capital share
Transactions                         182,701    255,633     413,494     80,997

 Net assets Beginning of period    1,094,331    957,605     569,590    373,802
 Net assets End of period          1,079,503  1,094,331     957,605    569,590
                                              ----------   --------    -------
 Total increase in Net assets       (14,828)    136,726     388,015    195,788

                             STAAR INVESTMENT TRUST
                             STATEMENT OF CASH FLOWS
                          YEAR ENDED DECEMBER 31, 2003

                                                       IBF           LTBF        LCSF        SCSF          INTF          ACF

   CASH PROVIDED (USED) BY OPERATING ACTIVITIES
Net Increase in Net Assets from Operations             164,663       54,043      632,795    1,204,768      645,258      417,531
Adjustments Required to reconcile to net assets
provided by operating activities
   Investments Purchased                            (1,424,588)     (75,945)  (2,145,273)  (2,137,752)  (1,199,192)  (1,280,872)
   Sales or Redemptions                              2,757,760    1,194,959    1,433,968    1,420,299      607,923      500,992
   Net Realized Gains (Losses) on Investments          (50,443)     (63,976)     468,292       26,141      138,367       42,894
   Unrealized (Appreciation) Depreciation of
     Investments                                        26,456       50,128   (1,122,946)  (1,282,924)    (778,641)    (474,860)
   Reinvestment of Ordinary Dividend
     Distributions                                           0            0      (27,014)        (149)     (34,113)      (7,720)
Net Amortization of Bond Premiums (Discounts)           13,598          720            0            0            0            0
    (Increase) Decrease in Interest Receivable          23,422       13,083          (51)         (59)         (36)          71
     Increase/(Decrease) in Accts. Payable              (2,705)      (1,267)        (883)        (520)        (334)         (77)
                                                    ---------------------------------------------------------------------------

Net Cash Provided by Operating Activities            1,508,163    1,171,745     (761,112)    (770,196)    (620,768)    (802,042)


     CASH PROVIDED BY FINANCING ACTIVITIES

Shareholder Contributions                            1,206,020       26,113    1,135,873    1,118,151    2,392,151      939,859
Shareholder Redemptions (including amounts
re-invested in other Trust portfolios)              (2,824,111)  (1,294,160)    (419,013)    (339,780)  (1,679,640)    (171,060)
Cash Distributions Paid Out to Shareholders               (895)      (1,586)           0            0           (6)           0
Net Cash Provided by Financing Activities           (1,618,986)  (1,269,633)     716,860      778,371      712,505      768,799
                                                    ---------------------------------------------------------------------------


     INCREASE/(DECREASE) IN CASH DURING PERIOD        (110,823)     (97,888)     (44,252)       8,175       91,737      (33,243)
                                                    ===========================================================================

Cash Balance - Beginning of Period (without
accruals)                                              179,604      117,521      145,385      167,685       47,951      177,113
Cash Balance - End of Period (without accruals)         68,781       19,633      101,133      175,860      139,688      143,870

Supplemental Disclosire of Cash Flow Information

 Noncash financing activities not included herein
  consist of:
     Reinvestment of dividends and distributions       205,207       90,267                                  4,607


NOTE: The accompanying notes are an integral part of these financial statements.

                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

PAGE 20


NOTE 1 - ORGANIZATION AND PURPOSE

Staar Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to Staar Investment Trust in September, 1998.
The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:
    Staar Intermediate Bond Fund
    Staar Long-Term Bond Fund
    Staar Larger Company Stock Fund
    Staar Smaller Company Stock Fund
    Staar International Fund
    Staar Alternative Categories Fund

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds) as well as closed-end funds and individual securities.

Security Valuation - Net Asset Value for each portfolio is computed as of the close of business on each business day. New investments received during that day purchase shares of beneficial interest based upon the end-of-day Net Asset Value per share. Included in the end-of-day net assets valuation of each portfolio is the net asset valuation of all investee mutual funds, as published on their respective web-sites or elsewhere. When applicable, equity securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Fixed income securities are valued at prices obtained from a pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. There were no restricted securities owned by any of the portfolios as of December 31, 2003. Restricted securities and other securities for which quotations are not readily available will be valued at fair value as determined by the Trustees.

Federal Income Taxes - The Trust complies with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all its taxable income and net capital gains each year to its shareholders. As a regulated investment company, the Trust is not subject to income taxes if such distributions are made. Therefore, no federal or state income tax provision is required. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Trust. As of December 31, 2003 the following net capital loss carryforwards existed for federal income tax purposes:

                  LCSF          $ 612,600
                  SCSF          $ 136,228
                  INTF          $ 531,744
                  ACF           $  74,428

The above net capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. Expiration of the capital loss carry forwards occurs in 2009-2011. The Trust will not make distributions from capital gains while a capital loss carryforward remains.

Distributions to shareholders - Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Security Transactions and Related Investment Income - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income and realized gain distributions from other funds are recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Through December 31, 2002, discounts and premiums on securities purchased, were not amortized over the life of the respective securities. On January 1, 2003, the Trust began amortizing all premiums and discounts on fixed income securities to conform with a recent change in accounting principles generally accepted in the United States for mutual funds. Adopting this change did not impact the Trust's net asset values, and resulted in immaterial changes to the classification of certain amounts between interest income and realized and unrealized gains/losses in the Statement of Operations.

Foreign withholding taxes are recorded as a contra investment income item to the extent such information is available to the Trust. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

NOTE 3 - SHAREHOLDER TRANSACTIONS
The declaration of trust provides for an unlimited number of shares of beneficial interest, without par value. The declaration of Trust also established six series of shares which correspond to the six funds described in Note. 2. During the years ended December 31, 2003 at least 98% and in 2002, 99% of dividends declared were reinvested by the respective owners of beneficial interest. Transactions in units of beneficial interest were as shown on the following page:

                             STAAR INVESTMENT TRUST
         SUPPLEMENTARY INFORMATION - SELECTED PER SHARE DATA AND RATIOS

               Period from May 28, 1997 through December 31, 2003



                                                     ------------------------------------------------------------------------
                                                                                        IBF
  PER SHARE DATA                                           1/1/03 -          1/1/02 -          1/1/01          1/1/00 -
  --------------                                           12/31/03          12/31/02         12/31/01         12/31/00

  Net Asset Value Beginning Of Period                               10.99            10.59            10.29             9.96
                                                     ------------------------------------------------------------------------
  Net Investment Income                                              0.39             0.41             0.52             0.55
  Net Realized & Unrealized Gains                                    0.05             0.35             0.26             0.32
                                                     ------------------------------------------------------------------------
  Total Income from Operations                                       0.44             0.76             0.78             0.87
                                                     ------------------------------------------------------------------------
  Total Distributions to Shareholders                               (0.68)           (0.36)           (0.48)           (0.54)
  Net Asset Value End of Period                                     10.75            10.99            10.59            10.29
                                                     ------------------------------------------------------------------------
  Total Return                                                       4.05%            7.19%            7.56%            9.06%
                                                     ========================================================================
                                                     Total returns are actual experienced by shareholders
                                                     and may be slightly different if calculated using these
                                                     numbers due to rounding differences.
  RATIOS
  ------
  Expenses to Avg. Net Assets*                                       1.30%            1.51%            0.72%            0.72%
  Net Investment Income to Avg. Net Assets                           3.56%            3.79%            4.95%            5.49%
  Portfolio Turnover Rate                                           35.97%           21.60%           33.76%           14.77%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                                    2,923            4,378            2,868            1,564
                                                     ========================================================================

              Such ratios are after effect of               2003              2002             2001             2000
                                                            ----              ----             ----             ----
     fees waived: (cents per share rounded)                          0.03             0.00             0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               SCSF
  PER SHARE DATA                                           1/1/03 -          1/1/02 -          1/1/01          1/1/00 -
  --------------                                           12/31/03          12/31/02         12/31/01         12/31/00

  Net Asset Value Beginning Of Period                               10.29            12.47            12.54            13.86
                                                     ------------------------------------------------------------------------
  Net Investment Income                                             (0.19)           (0.21)           (0.10)           (0.09)
  Net Realized & Unrealized Gains                                    4.24            (1.97)            0.21             0.28
                                                     ------------------------------------------------------------------------
  Total Income from Operations                                       4.05            (2.18)            0.11             0.19
                                                     ------------------------------------------------------------------------
  Total Distributions to Shareholders                                0.00             0.00            (0.18)           (1.51)
  Net Asset Value End of Period                                     14.53            10.29            12.47            12.54
                                                     ------------------------------------------------------------------------
  Total Return                                                      41.21%          -17.45%            0.85%            1.08%
                                                     ========================================================================
                                                     Total returns are actual experienced by shareholders
                                                     and may be slightly different if calculated using these
                                                     numbers due to rounding differences.
  RATIOS
  ------
  Expenses to Avg. Net Assets*                                       1.59%            1.89%            0.99%            0.99%
  Net Investment Income to Avg. Net Assets                          -1.61%           -1.80%           -0.81%           -0.59%
  Portfolio Turnover Rate                                           45.72%           32.79%            4.31%            4.05%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                                    4,592            2,609            3,048            2,669
                                                     ------------------------------------------------------------------------
                Such ratios are after effect of              2003              2002             2001             2000
                                                             ----              ----             ----             ----
            fees waived: (cents per share rounded)                   0.03             0.00             0.00             0.00
                                                     ------------------------------------------------------------------------


                                                    -----------------
                                                          IBF
  PER SHARE DATA                                       1/1/99-
  --------------                                      12/31/99

  Net Asset Value Beginning Of Period                         10.45
                                                    -----------------
  Net Investment Income                                        0.54
  Net Realized & Unrealized Gains                             (0.55)
                                                    -----------------
  Total Income from Operations                                (0.01)
                                                    -----------------
  Total Distributions to Shareholders                         (0.48)
  Net Asset Value End of Period                                9.96
                                                    -----------------
  Total Return                                                (0.14)%
                                                    =================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                                 0.72%
  Net Investment Income to Avg. Net Assets                     5.28%
  Portfolio Turnover Rate                                     11.85%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                              1,574
                                                    =================

              Such ratios are after effect of          1999
     fees waived: (cents per share rounded)           -----
                                                               0.00
---------------------------------------------------------------------
                                                          SCSF
  PER SHARE DATA                                       1/1/99-
  --------------                                      12/31/99

  Net Asset Value Beginning Of Period                         11.45
                                                    -----------------
  Net Investment Income                                       (0.09)
  Net Realized & Unrealized Gains                              3.61
                                                    -----------------
  Total Income from Operations                                 3.52
                                                    -----------------
  Total Distributions to Shareholders                         (1.11)
  Net Asset Value End of Period                               13.86
                                                    -----------------
  Total Return                                                30.78%
                                                    =================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                                 0.99%
  Net Investment Income to Avg. Net Assets                    -0.73%
  Portfolio Turnover Rate                                     33.53%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                              2,279
                                                    -------------------
                Such ratios are after effect of         1999
            fees waived: (cents per share rounded)             0.00
                                                    -------------------


                                                     ---------------------------------------------------------------
                                                                               LTBF
  PER SHARE DATA                                     1/1/03 -    1/1/02 -     1/1/01      1/1/00 -      1/1/99-
  --------------                                     12/31/03    12/31/02    12/31/01     12/31/00      12/31/99

  Net Asset Value Beginning Of Period                     11.02       10.62       10.43          10.09       11.16
                                                     ---------------------------------------------------------------
  Net Investment Income                                    0.50        0.48        0.61           0.62        0.60
  Net Realized & Unrealized Gains                          0.15        0.40        0.17           0.31       (1.10)
                                                     ---------------------------------------------------------------
  Total Income from Operations                             0.65        0.88        0.78           0.93       (0.50)
                                                     ---------------------------------------------------------------
  Total Distributions to Shareholders                     (1.82)      (0.48)      (0.59)         (0.59)      (0.57)
  Net Asset Value End of Period                            9.85       11.02       10.62          10.43       10.09
                                                     ---------------------------------------------------------------
  Total Return                                             5.88%       8.27%       7.49%          9.37%      (4.53)%
                                                     ===============================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                             1.34%       1.59%       0.81%          0.81%       0.81%
  Net Investment Income to Avg. Net Assets                 4.57%       4.50%       5.73%          6.10%       5.61%
  Portfolio Turnover Rate                                  8.53%      19.70%      25.23%          7.74%       4.10%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                            415       1,630       1,227            889         807
                                                     ===============================================================

              Such ratios are after effect of         2003        2002        2001         2000          1999
                                                      ----        ----        ----         ----          ----
     fees waived: (cents per share rounded)                0.03        0.00        0.00           0.00        0.00
                                                     ---------------------------------------------------------------
                                                                                          INTF
  PER SHARE DATA                                     1/1/03 -    1/1/02 -     1/1/01      1/1/00 -      1/1/99-
  --------------                                     12/31/03    12/31/02    12/31/01     12/31/00       12/31/99

  Net Asset Value Beginning Of Period                      7.40        8.64       10.48          14.08       10.60
                                                     ---------------------------------------------------------------
  Net Investment Income                                    0.02       (0.09)       0.03           0.02        0.05
  Net Realized & Unrealized Gains                          2.33       (1.15)      (1.84)         (2.36)       4.06
                                                     ---------------------------------------------------------------
  Total Income from Operations                             2.35       (1.24)      (1.81)         (2.34)       4.11
                                                     ---------------------------------------------------------------
  Total Distributions to Shareholders                     (0.01)       0.00       (0.03)         (1.26)      (0.63)
  Net Asset Value End of Period                            9.74        7.40        8.64          10.48       14.08
                                                     ---------------------------------------------------------------
  Total Return                                            31.85%     -14.33%     -17.23%        -16.76%      38.76%
                                                     ===============================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                             1.61%       1.90%       0.99%          0.99%       0.99%
  Net Investment Income to Avg. Net Assets                 0.24%      -1.07%       0.31%          0.15%       0.39%
  Portfolio Turnover Rate                                 29.10%      24.08%      15.74%         10.81%      13.12%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                          3,032       1,675       1,925          2,108       2,179
                                                     ---------------------------------------------------------------
                Such ratios are after effect of          2003        2002        2001         2000          1999
                                                         ----        ----        ----         ----          ----
            fees waived: (cents per share rounded)         0.02        0.00        0.00           0.00        0.00
                                                     ---------------------------------------------------------------

                                                     -----------------------------------------------------------
                                                                               LCSF
  PER SHARE DATA                                      1/1/03 -     1/1/02 -    1/1/01    1/1/00 -    1/1/99-
  --------------                                       12/31/03     12/31/02   12/31/01   12/31/00   12/31/99

  Net Asset Value Beginning Of Period                       9.49       11.58      12.85      13.98      12.99
                                                     ----------------------------------------------------------
  Net Investment Income                                    (0.07)      (0.09)     (0.01)     (0.02)     (0.02)
  Net Realized & Unrealized Gains                           2.03       (2.00)     (1.26)     (0.32)      2.12
                                                     ----------------------------------------------------------
  Total Income from Operations                              1.96       (2.09)     (1.27)     (0.34)      2.10
                                                     ----------------------------------------------------------
  Total Distributions to Shareholders                       0.00        0.00       0.00      (0.79)     (1.11)
  Net Asset Value End of Period                            11.45        9.49      11.58      12.85      13.98
                                                     ----------------------------------------------------------
  Total Return                                             20.65%     -18.10%     -9.88%     -2.66%     16.13%
                                                     ==========================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                              1.59%       1.89%      0.99%      0.99%      0.99%
  Net Investment Income to Avg. Net Assets                 -0.71%      -0.88%     -0.11%     -0.14%     -0.13%
  Portfolio Turnover Rate                                  46.31%      24.08%     16.09%     19.69%     37.02%

  NET ASSETS, END OF PERIOD                                4,086       2,737      2,843      2,679      2,430
  -------------------------
  (000s omitted)
                                                     ==========================================================

              Such ratios are after effect of           2003         2002       2001       2000       1999
                                                        ----         ----       ----       ----       ----
     fees waived: (cents per share rounded)                 0.03        0.00       0.00       0.00       0.00
                                                     ----------------------------------------------------------
                                                                                             ACF
  PER SHARE DATA                                       1/1/03 -     1/1/02 -    1/1/01    1/1/00 -    1/1/99-
  --------------                                        12/31/03     12/31/02   12/31/01   12/31/00   12/31/99

  Net Asset Value Beginning Of Period                       9.17       10.89      12.29      12.35       9.67
                                                     ----------------------------------------------------------
  Net Investment Income                                    (0.10)      (0.10)     (0.01)      0.01       0.06
  Net Realized & Unrealized Gains                           2.70       (1.62)     (1.22)      0.69       2.93
                                                     ----------------------------------------------------------
  Total Income from Operations                              2.61       (1.72)     (1.23)      0.70       2.99
                                                     ----------------------------------------------------------
  Total Distributions to Shareholders                       0.00        0.00      (0.17)     (0.76)     (0.31)
  Net Asset Value End of Period                            11.77        9.17      10.89      12.29      12.35
                                                     ----------------------------------------------------------
  Total Return                                             28.35%     -15.84%     -9.99%      5.46%     30.86%
                                                     ==========================================================



  RATIOS
  ------
  Expenses to Avg. Net Assets*                              1.61%       1.88%      0.99%      0.99%      0.99%
  Net Investment Income to Avg. Net Assets                 -0.97%      -0.97%     -0.08%      0.04%      0.51%
  Portfolio Turnover Rate                                  33.19%      18.61%      0.00%      5.11%      4.15%

  NET ASSETS, END OF PERIOD
  -------------------------
  (000s omitted)                                           2,266       1,080      1,094        958        570
                                                     ----------------------------------------------------------
                Such ratios are after effect of          2003         2002       2001       2000       1999
                                                         ----         ----       ----       ----       ----
            fees waived: (cents per share rounded)          0.03        0.00       0.00       0.00       0.00
                                                     ----------------------------------------------------------


As of December 31, 2003 net assets consisted of the following.

                                    IBF           LTBF          LCSF          SCSF           INTF           ACF
                                -----------     --------     ----------    ----------     ----------    -----------
Capital paid in on Shares of
Capital Stock                   $ 2,771,167     $396,139     $4,152,838    $3,793,773     $3,250,881    $ 2,110,723

Undistributed net investment
income (loss)                        42,460       26,995        (57,376)     (120,007)       (19,247)       (27,003)

Accumulated net capital loss              0      (22,734)      (612,600)     (136,228)      (531,744)       (74,428)

Net unrealized appreciation         109,703       14,470        603,382     1,054,681        332,509        256,540
                                -----------     --------     ----------    ----------     ----------    -----------

Net Assets                      $ 2,923,330     $414,870     $4,086,244    $4,592,219     $3,032,399    $ 2,265,832
                                ===========     ========     ==========    ==========     ==========    ===========

         Capital Share Transactions are displayed previously on Page 14.

NOTE 4 - SUMMARY OF UNREALIZED GAINS AND LOSSES:

Following is a summary of unrealized gains and losses for each portfolio as of December 31, 2003.

                                                       Unrealized Gain (Loss)
                               --------------------------------------------------------------------
                                  Cost          Gain            Loss          Net      Market Value
                               ----------     ---------       -------      ---------   ------------
Intermediate Bond              $2,771,164       111,491        (1,788)       109,703    $2,880,867
Long Term Bond                    396,120        15,662        (1,192)        14,470       410,590
Larger Company Stock Fund       3,484,472       626,264       (22,882)       603,382     4,087,854
Smaller Company Stock Fund      3,539,365     1,054,681             0      1,054,681     4,594,046
International Fund              2,701,047       378,070       (45,561)       332,509     3,033,556
Alternative Categories Fund     2,010,151       270,929       (14,389)       256,540     2,266,691

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

Effective April 1, 1996, the Trust entered into a Master Investment Advisory Agreement with Staar Financial Advisors, Inc., a related party (Advisor). This agreement appointed the Advisor to act as investment advisor to the Trust on behalf of six series portfolios for a one year period. This agreement has subsequently been extended through December 31, 2003. The advisor furnishes investment management and advisory services for a fee based on average daily net asset value. The fee for each portfolio is in accordance with a fee schedule of ..63% for IBF, .72% for LTBF and .90% for all other portfolios.

The president of the investment advisor is the organizer of the Trust. The agreement provides for an expense reimbursement from the investment advisor if the Trust's total expense for any series (fund), exclusive of taxes, interest, costs of portfolio acquisitions and dispositions and extraordinary expenses, for any fiscal year, exceed the level of expenses which such series is permitted to bear under the most restrictive expense limitation imposed on open-end investment companies by any state in which shares of such series are then qualified. The agreement also stipulates that all organizational expenses of the Trust were paid by the investment advisor as well as certain marketing, legal and accounting and transfer and custodial services for the first two years. Such costs continued to be absorbed by the investment advisor through December 31, 2001, except for certain marketing and other costs associated with the sale and distribution of shares.

Effective January 1, 2002, the Trust began paying certain operating expenses to include custodian, registration, legal and auditing fees, and printing and insurance expenses, and a portion of bookkeeping fees. Remaining bookkeeping fees continued to be absorbed by the investment advisor. Directors' fees of $1,125 per calendar quarter in 2003 and 2002 were also incurred by the Trust. In 2001, these, as well as various other Trust expenses were funded by a charge of ..09% of average daily net asset value for each fund.

Effective September 1, 1998, Staar Investment Trust shareholders approved a 12b-1 arrangement which provides commission payments to broker/dealers who refer investors who become shareholders in Staar Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the advisor no longer absorbed 12b-1 fees.

Effective August 2, 2001, Staar Investment Trust shareholders approved a new 12b-1 arrangement which provided for accrual of fees based upon a daily percentage (.000411% for bond funds and .000548 for stock funds) of the total net asset values. The broker/dealer fees discussed above were paid out of such fee accruals. The balance of the fees was used for marketing and other costs associated with the sale and distribution of shares. Effective January 1, 2002, Staar Investment Trust changed the 12b-1 daily accrual rate to .000658% for all funds, based upon estimated requirements. In 2003, management revised its estimated resulting liability, and accordingly recorded a reduction to 12b-1 expenses. For the year ended December 31, 2003, the aggregate net amount charged to expense for all portfolios was $13,415.

NOTE 5 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
(Continued)


Certain affiliated persons holding shares in the six portfolios purchased such shares at Net Asset Value at respective date of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2003 as follows:

                                                  IBF          LTBF           LCSF          SCSF           INTF           ACF
                                              ----------    ----------    -----------    -----------    -----------    ----------
                                                                                     SHARES
J. Weisbrod including immediate family &
retirement accounts:                           2,738.444       872.397      2,983.842      3,150.212      3,604.425     3,342.543

Other Trustees of  Staar Investment Trust      3,464.144     2,280.334      6,472.331      6,036.205      5,932.259     3,997.578

Employees of investment advisor including
retirement accounts                                0.000                       41.247      1,521.008         41.666        39.706

Affiliated Persons                               315.230         0.000        858.748        798.056        738.798       780.943
                                              ----------    ----------    -----------    -----------    -----------    ----------

Number of Shares                               6,517.818     3,152.731     10,356.168     11,505.481     10,317.148     8,160.770
                                              ==========    ==========    ===========    ===========    ===========    ==========

Value                                         $   70,094    $   31,046    $   118,606    $   167,230    $   100,529    $   96,025
                                              ==========    ==========    ===========    ===========    ===========    ==========

                             STAAR INVESTMENTS TRUST
                            SHAREHOLDER TRANSACTIONS


                                                                           YEAR ENDED DECEMBER 31, 2002
                                                                           ----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND                      DECEMBER 31,2001                 SOLD                    REINVESTMENT OF                REDEEMED
                              BALANCE                                               DISTRIBUTIONS



                        SHARES     AMOUNT           SHARES     AMOUNT           SHARES       AMOUNT         SHARES      AMOUNT
INTERMEDIATE BOND       270,836    $2,814,278       202,016    $2,164,291        11,663       $125,615      (86,210)    ($920,133)

LONG TERM BOND          115,586     1,230,253        57,399       612,446         6,030         64,921      (31,071)     (333,701)

LARGE COMPANY
STOCK                   245,467     2,951,411        76,874       838,044                                   (34,032)     (353,477)

SMALL COMPANY
STOCK                   244,481     2,873,523        54,033       643,364                                   (45,044)     (501,485)

INTERNATIONAL           222,742     2,481,565        44,813       376,886                                   (41,302)     (324,689)

ALTERNATIVE
CATEGORIES              100,521     1,159,223        27,286       285,639                                   (10,029)     (102,938)

                                  ------------                ------------                -------------               -------------
                                  $13,510,253                  $4,920,671                     $190,536                ($2,536,423)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                          YEAR ENDED DECEMBER 31, 2003
                                                                                          ----------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND                       DECEMBER 31,2002                 SOLD                   REINVESTMENT OF                 REDEEMED
                               BALANCE                                              DISTRIBUTIONS



                         SHARES     AMOUNT           SHARES      AMOUNT           SHARES      AMOUNT        SHARES       AMOUNT
INTERMEDIATE BOND        398,305    $4,184,051       118,572    $1,206,020        18,778      $205,207     (263,819)  ($2,824,111)

LONG TERM BOND           147,944     1,573,919         2,457        26,113         8,587        90,267     (116,858)   (1,294,160)

LARGE COMPANY
STOCK                    288,310     3,435,978       113,946     1,135,873             0             0      (45,458)     (419,013)

SMALL COMPANY
STOCK                    253,470     3,015,402        95,847     1,118,151             0             0      (33,368)     (339,780)

INTERNATIONAL            226,253     2,533,763       316,257     2,392,151           471         4,607     (231,721)   (1,679,640)

ALTERNATIVE
CATEGORIES               117,779     1,341,924        94,431       939,859             0             0      (19,646)     (171,060)

                                   ------------               ------------                ------------               ------------
                                   $16,085,037                  $6,818,167                    $300,081                ($6,727,764)
-----------------------------------------------------------------------------------------------------------------------------------


                        YEAR ENDED DECEMBER 31, 2003
                        ----------------------------

----------------------------------------------------
FUND                         DECEMBER 31,2002
                                   BALANCE



                             SHARES       AMOUNT
INTERMEDIATE BOND            271,836     $2,771,167

LONG TERM BOND                42,131       $396,139

LARGE COMPANY
STOCK                        356,797     $4,152,836

SMALL COMPANY
STOCK                        315,949     $3,793,773

INTERNATIONAL                311,260     $3,250,881

ALTERNATIVE
CATEGORIES                   192,564     $2,110,723

                                       ------------
                                        $16,475,521
----------------------------------------------------




The Trustees have authorized the use of a broker -dealer in which the president of the investment advisor serves as a registered representative; as such, the president of the investment advisor may benefit indirectly from the Trust's payment of commissions and 12b-1 fees.

PAGE 23
                                     PART C

                                OTHER INFORMATION
Item 23. EXHIBITS

             EXHIBIT
              NUMBER                    DESCRIPTION OF EXHIBIT
             -------          -----------------------------------------------

              X(a)            Declaration of Trust of the Registrant

              X(b)            By-laws of the Registrant

               (c)            Not Applicable


              X(d) Investment Advisory Agreement between Registrant and Staar Financial Advisors, Inc. (the "Advisor")

               (e)            Not Applicable

               (f)            Not Applicable

             XX(g) Custodian Agreement between Registrant and StarBank.

              X (h) Form of Transfer Agency and Shareholder Services Agreement among Registrant and the Advisor (see (d) above)

              X(h)            Consent to Use of Name contained in (d) above

             99(i)            Opinion of Counsel and Consent of Counsel

             99(j)            Consent of Independent Accountants

               (k)            Not Applicable

               (l)            Not Applicable

            XXX(m)            Rule 12b-1 Plan

           XXXX(n)            Financial Data Schedule

               (o)            Not Applicable

               (p)            Board of Trustees Code of Ethics

                      X - Filed with Initial N-1A and incorporated herein
                          by reference.

                     XX - Filed with Pre-effective Amendment # 1 to Form N-1A
                          and incorporated herein by reference.

                    XXX - Filed with Proxy Statement in Post Definitive 14A
                          filing

                   XXXX - Filed with Form NSAR


Item 24 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

Item 25 - INDEMNIFICATION

Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 26 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

        NAME/BUSINESS       POSITION WITH ADVISOR          OTHER
        -------------       ---------------------          -----

        J. Andre Weisbrod   President, Director   Registered Representative
                                                  Olde Economie Financial
                                                  Consultants, Ltd

        Charles Sweeney     Secretary & Director  Marketing Consultant
                                                  Graphic
                                                  Arts Technology Council;
                                                  Before 1992 Graphic Arts
                                                  Sales
                                                  Eastman Kodak Company

        James A. Gordon     Director              Retired


Item 27 - PRINCIPAL UNDERWRITER

Inapplicable.

Item 28 - LOCATION OF ACCOUNTS AND RECORDS

    The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at The Trust Company of Sterne, Agee & Leach Inc. 800 Shares Creek Parkway, Suite 125, Birmingham, AL 35209, and, as to the transfer and dividend disbursing agent functions, c/o of the Advisor at 604 McKnight Park Drive, Pittsburgh, PA, 15237.

Item 29 - MANAGEMENT SERVICES

Inapplicable

Item 30 - UNDERTAKINGS

    Inapplicable


                                     NOTICE

"The Intermediate Bond Fund (IBF)," "The Long-Term Bond Fund (LTBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 28th day of February, 2003.

                                               The Staar Investment Trust

                                               Registrant

                                               By: /s/ J. Andre Weisbrod
                                               -------------------------
                                               J. Andre Weisbrod,
                                               Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                                       /s/ Jeffrey A. Dewhirst
                                       ---------------------------
                                       Jeffrey A. Dewhirst
                                       Trustee               February 28, 2004
                                       (Signature)           (date)


                                       /s/ Thomas J. Smith
                                       ---------------------------
                                       Thomas J. Smith
                                       Trustee               February 28, 2004
                                       (Signature)           (date)


                                       /s/ Richard Levkoy
                                       ---------------------------
                                       Richard levkoy
                                       Trustee               February 28, 2004
                                       (Signature)           (date)


                                       /s/ John H. Weisbrod
                                       ---------------------------
                                       John H. Weisbrod
                                       Trustee               February 28, 2004
                                       (Signature)           (date)


                                       /s/ J. Andre Weisbrod
                                       ---------------------------
                                       J. Andre Weisbrod
                                       Trustee               February 28, 2004
                                       (Signature)           (date)